Performance Trust Strategic Bond Fund
Schedule of Investments
November 30, 2021 (Unaudited)
	Principal
	Amount	Value
ASSET BACKED SECURITIES - 0.18%
GLS Auto Receivables Issuer Trust
2020-1A, 2.170%, 02/15/2024 (a)	$1,096,241	$1,098,730
2020-2A, 3.160%, 06/16/2025 (a)	4,500,000	4,611,614
New Residential Advance Receivables Trust
2020-T1, 2.269%, 08/15/2053 (a)	1,700,000	1,699,094
2020-T1, 3.011%, 08/15/2053 (a)	4,400,000	4,396,542
SoFi Consumer Loan Program Trust
2020-1, 2.020%, 01/25/2029 (a)	413,354	415,314
TOTAL ASSET BACKED SECURITIES (Cost $12,108,913)		12,221,294

COLLATERALIZED LOAN OBLIGATIONS - 8.88%
Allegany Park CLO Ltd.
2019-1A, 3.832% (3 Month LIBOR USD + 3.700%), 01/20/2033 (a)(b)(c)	7,900,000	7,911,652
AMMC CLO 22 Ltd.
2018-22A, 1.574% (3 Month LIBOR USD + 1.450%), 04/25/2031 (a)(b)(c)	9,750,000	9,723,724
Apidos CLO XI
2012-11A, 3.872% (3 Month LIBOR USD + 3.750%), 04/17/2034 (a)(b)(c)	1,500,000	1,520,131
Apidos CLO XII
2013-12A, 5.524% (3 Month LIBOR USD + 5.400%), 04/15/2031 (a)(b)(c)	6,150,000	5,648,578
Apidos CLO XV
2013-15A, 1.682% (3 Month LIBOR USD + 1.550%), 04/20/2031 (a)(b)(c)	4,000,000	4,003,772
2013-15A, 1.982% (3 Month LIBOR USD + 1.850%), 04/20/2031 (a)(b)(c)	5,000,000	4,945,000
2013-15A, 5.832% (3 Month LIBOR USD + 5.700%), 04/20/2031 (a)(b)(c)	3,843,000	3,641,688
Apidos CLO XX
2015-20A, 1.672% (3 Month LIBOR USD + 1.550%), 07/16/2031 (a)(b)(c)	10,000,000	10,004,820
2015-20A, 2.072% (3 Month LIBOR USD + 1.950%), 07/16/2031 (a)(b)(c)	1,250,000	1,249,991
Apidos CLO XXI
2015-21A, 2.572% (3 Month LIBOR USD + 2.450%), 07/18/2027 (a)(b)(c)	3,500,000	3,509,863
Apidos CLO XXIII
2015-23A, 1.724% (3 Month LIBOR USD + 1.600%), 04/15/2033 (a)(b)(c)	6,500,000	6,512,012
Apidos CLO XXIV
2016-24A, 5.932% (3 Month LIBOR USD + 5.800%), 10/20/2030 (a)(b)(c)	2,550,000	2,424,333
Apidos CLO XXIX
2018-29A, 1.674% (3 Month LIBOR USD + 1.550%), 07/25/2030 (a)(b)(c)	4,250,000	4,252,082
2018-29A, 2.024% (3 Month LIBOR USD + 1.900%), 07/25/2030 (a)(b)(c)	7,600,000	7,558,481
2018-29A, 2.874% (3 Month LIBOR USD + 2.750%), 07/25/2030 (a)(b)(c)	6,250,000	6,256,988
Apidos CLO XXVI
2017-26A, 1.622% (3 Month LIBOR USD + 1.500%), 07/18/2029 (a)(b)(c)	11,200,000	11,199,955
Apidos CLO XXVIII
2017-28A, 1.282% (3 Month LIBOR USD + 1.150%), 01/20/2031 (a)(b)(c)	2,000,000	1,987,994
Apidos CLO XXX
XXXA, 2.122% (3 Month LIBOR USD + 2.000%), 10/18/2031 (a)(b)(c)	3,100,000	3,099,978
Apidos CLO XXXI
2019-31A, 1.674% (3 Month LIBOR USD + 1.550%), 04/15/2031 (a)(b)(c)	4,000,000	3,999,980
Apidos CLO XXXIV
2020-34A, 3.732% (3 Month LIBOR USD + 3.600%), 01/20/2033 (a)(b)(c)	2,000,000	2,002,134
Ares LI CLO Ltd.
2019-51A, 1.874% (3 Month LIBOR USD + 1.750%), 07/15/2034 (a)(b)(c)	5,000,000	5,010,400
Ares XLVI CLO Ltd.
2017-46A, 1.824% (3 Month LIBOR USD + 1.700%), 01/15/2030 (a)(b)(c)	1,436,843	1,423,474
2017-46A, 3.570%, 01/15/2030 (a)(c)	3,600,000	3,609,857
Ares XLVIII CLO Ltd.
2018-48A, 1.432% (3 Month LIBOR USD + 1.300%), 07/20/2030 (a)(b)(c)	7,000,000	7,003,178
Ares XXVII CLO Ltd.
2013-2A, 1.785% (3 Month LIBOR USD + 1.650%), 10/28/2034 (a)(b)(c)	10,000,000	9,999,940
Ares XXXIR CLO Ltd.
2014-31RA, 1.470% (3 Month LIBOR USD + 1.300%), 05/24/2030 (a)(b)(c)	13,000,000	12,999,987
2014-31RA, 1.770% (3 Month LIBOR USD + 1.600%), 05/24/2030 (a)(b)(c)	3,000,000	3,001,503
Ares XXXVIII CLO Ltd.
2015-38A, 2.632% (3 Month LIBOR USD + 2.500%), 04/20/2030 (a)(b)(c)	7,200,000	7,036,639
Bardot CLO Ltd.
2019-2A, 0.000% (3 Month LIBOR USD + 1.600%), 10/22/2032 (a)(b)(c)(d)	5,000,000	4,999,975
Basswood Park CLO Ltd.
2021-1A, 1.532% (3 Month LIBOR USD + 1.400%), 04/20/2034 (a)(b)(c)	5,625,000	5,586,559
Betony CLO 2 Ltd.
2018-1A, 1.982% (3 Month LIBOR USD + 1.850%), 04/30/2031 (a)(b)(c)	1,200,000	1,199,993
BlueMountain CLO Ltd.
2018-1A, 1.832% (3 Month LIBOR USD + 1.700%), 07/30/2030 (a)(b)(c)	6,996,770	7,003,753
2014-2A, 1.882% (3 Month LIBOR USD + 1.750%), 10/20/2030 (a)(b)(c)	5,500,000	5,499,967
2013-2A, 1.728% (3 Month LIBOR USD + 1.600%), 10/22/2030 (a)(b)(c)	2,750,000	2,749,986
2018-2A, 1.856% (3 Month LIBOR USD + 1.700%), 08/15/2031 (a)(b)(c)	8,500,000	8,508,806
Burnham Park CLO Ltd.
2016-1A, 2.282% (3 Month LIBOR USD + 2.150%), 10/20/2029 (a)(b)(c)	5,250,000	5,249,958
Catskill Park CLO Ltd.
2017-1A, 3.832% (3 Month LIBOR USD + 3.700%), 04/20/2029 (a)(b)(c)	1,000,000	1,003,931
Chenango Park CLO Ltd.
2018-1A, 1.674% (3 Month LIBOR USD + 1.550%), 04/15/2030 (a)(b)(c)	7,000,000	7,013,153
2018-1A, 1.974% (3 Month LIBOR USD + 1.850%), 04/15/2030 (a)(b)(c)	5,500,000	5,491,316
2018-1A, 3.124% (3 Month LIBOR USD + 3.000%), 04/15/2030 (a)(b)(c)	1,000,000	1,002,739
CIFC Funding Ltd.
2017-3A, 1.932% (3 Month LIBOR USD + 1.800%), 07/20/2030 (a)(b)(c)	2,100,000	2,104,345
2018-1A, 1.872% (3 Month LIBOR USD + 1.750%), 04/18/2031 (a)(b)(c)	3,750,000	3,746,044
2016-1A, 2.930% (3 Month LIBOR USD + 2.800%), 10/21/2031 (a)(b)(c)	5,000,000	5,000,000
2021-2A, 1.574% (3 Month LIBOR USD + 1.450%), 04/15/2034 (a)(b)(c)	2,250,000	2,242,478
Dryden 77 CLO Ltd.
2020-77A, 1.810% (3 Month LIBOR USD + 1.650%), 05/20/2034 (a)(b)(c)	8,000,000	8,016,504
Gilbert Park CLO Ltd.
2017-1A, 3.074% (3 Month LIBOR USD + 2.950%), 10/15/2030 (a)(b)(c)	8,475,000	8,474,864
Goldentree Loan Management US CLO 1 Ltd.
2017-1A, 1.632% (3 Month LIBOR USD + 1.500%), 04/20/2034 (a)(b)(c)	6,250,000	6,249,975
Goldentree Loan Management US CLO 2 Ltd.
2017-2A, 4.832% (3 Month LIBOR USD + 4.700%), 11/28/2030 (a)(b)(c)	4,475,000	4,300,412
Goldentree Loan Management US CLO 3 Ltd.
2018-3A, 1.682% (3 Month LIBOR USD + 1.550%), 04/20/2030 (a)(b)(c)	7,865,000	7,876,066
2018-3A, 2.032% (3 Month LIBOR USD + 1.900%), 04/20/2030 (a)(b)(c)	6,300,000	6,309,954
Goldentree Loan Management US CLO 4 Ltd.
2019-4A, 1.724% (3 Month LIBOR USD + 1.600%), 04/24/2031 (a)(b)(c)	5,350,000	5,349,973
2019-4A, 4.874% (3 Month LIBOR USD + 4.750%), 04/24/2031 (a)(b)(c)	8,150,000	7,762,614
Goldentree Loan Management US CLO 5 Ltd.
2019-5A, 4.982% (3 Month LIBOR USD + 4.850%), 10/20/2032 (a)(b)(c)	7,500,000	7,121,843
Goldentree Loan Management US CLO 6 Ltd.
2019-6A, 5.352% (3 Month LIBOR USD + 5.220%), 01/20/2033 (a)(b)(c)	2,500,000	2,412,583
Goldentree Loan Management US CLO 7 Ltd.
2020-7A, 1.832% (3 Month LIBOR USD + 1.700%), 04/20/2034 (a)(b)(c)	5,750,000	5,769,596
Goldentree Loan Opportunities X Ltd.
2015-10A, 1.582% (3 Month LIBOR USD + 1.450%), 07/20/2031 (a)(b)(c)	3,250,000	3,251,401
Goldentree Loan Opportunities XI Ltd.
2015-11A, 2.522% (3 Month LIBOR USD + 2.400%), 01/18/2031 (a)(b)(c)	2,250,000	2,237,184
2015-11A, 5.522% (3 Month LIBOR USD + 5.400%), 01/18/2031 (a)(b)(c)	3,750,000	3,662,599
GoldentTree Loan Management US CLO 1 Ltd.
2021-9A, 4.882% (3 Month LIBOR USD + 4.750%), 01/20/2033 (a)(b)(c)	6,500,000	6,214,390
Golub Capital BDC 3 CLO 1 LLC
2021-1A, 2.924% (3 Month LIBOR USD + 2.800%), 04/15/2033 (a)(b)(c)	7,000,000	7,019,467
Golub Capital Partners CLO 47M Ltd.
2020-47A, 1.820% (3 Month LIBOR USD + 1.680%), 05/05/2032 (a)(b)(c)	15,000,000	15,002,940
Greenwood Park CLO Ltd.
2018-1A, 5.074% (3 Month LIBOR USD + 4.950%), 04/15/2031 (a)(b)(c)	1,750,000	1,671,530
Grippen Park CLO Ltd.
2017-1A, 1.782% (3 Month LIBOR USD + 1.650%), 01/20/2030 (a)(b)(c)	3,000,000	3,003,531
2017-1A, 3.432% (3 Month LIBOR USD + 3.300%), 01/20/2030 (a)(b)(c)	7,350,000	7,358,269
2017-1A, 5.832% (3 Month LIBOR USD + 5.700%), 01/20/2030 (a)(b)(c)	1,150,000	1,138,660
Harriman Park CLO Ltd.
2020-1A, 1.732% (3 Month LIBOR USD + 1.600%), 04/20/2034 (a)(b)(c)	7,500,000	7,515,203
Jay Park CLO Ltd.
2016-1A, 2.782% (3 Month LIBOR USD + 2.650%), 10/20/2027 (a)(b)(c)	1,124,000	1,124,454
LCM 26 Ltd.
26A, 2.632% (3 Month LIBOR USD + 2.500%), 01/20/2031 (a)(b)(c)	1,000,000	954,628
26A, 5.432% (3 Month LIBOR USD + 5.300%), 01/20/2031 (a)(b)(c)	4,000,000	3,601,544
LCM 28 Ltd.
28A, 1.732% (3 Month LIBOR USD + 1.600%), 10/20/2030 (a)(b)(c)	4,000,000	3,999,980
LCM 29 Ltd.
29A, 1.724% (3 Month LIBOR USD + 1.600%), 04/15/2031 (a)(b)(c)	7,750,000	7,748,543
LCM 35 Ltd.
0.000% (3 Month LIBOR USD + 6.610%), 10/15/2034 (a)(b)(c)(d)	4,750,000	4,702,500
LCM Loan Income Fund I Income Note Issuer Ltd.
27A, 2.072% (3 Month LIBOR USD + 1.950%), 07/16/2031 (a)(b)(c)	2,700,000	2,663,942
27A, 3.072% (3 Month LIBOR USD + 2.950%), 07/16/2031 (a)(b)(c)	4,000,000	3,913,684
27A, 5.722% (3 Month LIBOR USD + 5.600%), 07/16/2031 (a)(b)(c)	2,000,000	1,831,724
LCM XIV LP
14A, 1.712% (3 Month LIBOR USD + 1.580%), 07/20/2031 (a)(b)(c)	10,800,000	10,799,946
14A, 1.982% (3 Month LIBOR USD + 1.850%), 07/20/2031 (a)(b)(c)	6,000,000	5,987,196
LCM XV LP
15A, 3.832% (3 Month LIBOR USD + 3.700%), 07/20/2030 (a)(b)(c)	6,950,000	6,915,903
LCM XVI LP
16A, 1.874% (3 Month LIBOR USD + 1.750%), 10/15/2031 (a)(b)(c)	4,000,000	4,013,884
16A, 2.274% (3 Month LIBOR USD + 2.150%), 10/15/2031 (a)(b)(c)	5,100,000	5,071,603
LCM XVII LP
17A, 6.124% (3 Month LIBOR USD + 6.000%), 10/15/2031 (a)(b)(c)	1,000,000	923,859
LCM XVIII LP
19A, 1.874% (3 Month LIBOR USD + 1.750%), 07/15/2027 (a)(b)(c)	2,500,000	2,502,108
19A, 2.824% (3 Month LIBOR USD + 2.700%), 07/15/2027 (a)(b)(c)	4,000,000	4,002,716
18A, 6.082% (3 Month LIBOR USD + 5.950%), 04/20/2031 (a)(b)(c)	3,450,000	3,183,929
LCM XXII Ltd.
22A, 1.582% (3 Month LIBOR USD + 1.450%), 10/20/2028 (a)(b)(c)	5,000,000	4,985,615
22A, 2.932% (3 Month LIBOR USD + 2.800%), 10/20/2028 (a)(b)(c)	2,000,000	1,985,314
LCM XXV Ltd.
25A, 3.582% (3 Month LIBOR USD + 3.450%), 07/20/2030 (a)(b)(c)	4,000,000	3,905,456
Long Point Park CLO Ltd.
2017-1A, 2.522% (3 Month LIBOR USD + 2.400%), 01/17/2030 (a)(b)(c)	4,000,000	3,907,984
2017-1A, 5.722% (3 Month LIBOR USD + 5.600%), 01/17/2030 (a)(b)(c)	2,000,000	1,919,344
Magnetite VIII Ltd.
2014-8A, 3.024% (3 Month LIBOR USD + 2.900%), 04/15/2031 (a)(b)(c)	10,150,000	10,164,748
Magnetite XII Ltd.
2015-12A, 5.804% (3 Month LIBOR USD + 5.680%), 10/15/2031 (a)(b)(c)	8,923,000	8,835,929
Magnetite XV Ltd.
2015-15A, 2.874% (3 Month LIBOR USD + 2.750%), 07/25/2031 (a)(b)(c)	2,000,000	2,001,096
Magnetite XVIII Ltd.
2016-18A, 2.856% (3 Month LIBOR USD + 2.700%), 11/15/2028 (a)(b)(c)	9,315,000	9,323,486
Magnetite XXII Ltd.
2019-22A, 3.224% (3 Month LIBOR USD + 3.100%), 04/15/2031 (a)(b)(c)	2,000,000	2,004,682
Magnetite XXIII Ltd.
2019-23A, 6.874% (3 Month LIBOR USD + 6.750%), 10/25/2032 (a)(b)(c)	2,750,000	2,750,000
2019-23A, 0.000% (3 Month LIBOR USD + 6.300%), 01/25/2035 (a)(b)(c)(d)	2,750,000	2,750,000
Magnetite XXIV Ltd.
2019-24A, 2.674% (3 Month LIBOR USD + 2.550%), 01/15/2033 (a)(b)(c)	6,000,000	6,007,374
2019-24A, 3.924% (3 Month LIBOR USD + 3.800%), 01/15/2033 (a)(b)(c)	1,700,000	1,703,470
Magnetite XXVII Ltd.
2020-27A, 6.132% (3 Month LIBOR USD + 6.000%), 10/20/2034 (a)(b)(c)	5,250,000	5,217,072
Magnetite XXVIII Ltd.
2020-28A, 7.204% (3 Month LIBOR USD + 7.080%), 10/25/2031 (a)(b)(c)	2,250,000	2,250,000
2020-28A, 0.000% (3 Month LIBOR USD + 6.150%), 01/20/2035 (a)(b)(c)(d)(e)	2,250,000	2,250,000
Magnetite XXX Ltd.
2021-30A, 6.332% (3 Month LIBOR USD + 6.200%), 10/25/2034 (a)(b)(c)	4,100,000	4,088,303
Mountain View CLO XV Ltd.
2019-2A, 2.024% (3 Month LIBOR USD + 1.900%), 01/15/2033 (a)(b)(c)	3,000,000	3,000,909
Neuberger Berman CLO Ltd.
2019-34A, 4.332% (3 Month LIBOR USD + 4.200%), 01/20/2033 (a)(b)(c)	6,690,000	6,722,527
Neuberger Berman Loan Advisers CLO 35 Ltd.
2019-35A, 3.824% (3 Month LIBOR USD + 3.700%), 01/19/2033 (a)(b)(c)	5,000,000	5,007,490
Neuberger Berman Loan Advisers CLO 38 Ltd.
2020-38A, 0.000% (3 Month LIBOR USD + 1.650%), 10/20/2035 (a)(b)(c)(d)	7,000,000	6,999,965
Niagara Park CLO Ltd.
2019-1A, 6.072% (3 Month LIBOR USD + 5.950%), 07/17/2032 (a)(b)(c)	2,000,000	1,988,674
Oak Hill Credit Partners Ltd.
2014-10RA, 1.682% (3 Month LIBOR USD + 1.550%), 04/20/2034 (a)(b)(c)	6,750,000	6,754,543
OHA Credit XIII Ltd.
2016-13A, 1.846% (3 Month LIBOR USD + 1.700%), 10/25/2034 (a)(b)(c)	5,000,000	5,010,720
Octagon Investment Partners 26 Ltd.
2016-1A, 1.924% (3 Month LIBOR USD + 1.800%), 07/15/2030 (a)(b)(c)	6,220,000	6,175,011
Octagon Investment Partners 33 Ltd.
2017-1A, 1.632% (3 Month LIBOR USD + 1.500%), 01/20/2031 (a)(b)(c)	1,250,000	1,249,995
Octagon Investment Partners 41 Ltd.
2019-2A, 1.824% (3 Month LIBOR USD + 1.700%), 10/15/2033 (a)(b)(c)	10,000,000	9,999,940
Octagon Investment Partners 49 Ltd.
2020-5A, 1.674% (3 Month LIBOR USD + 1.550%), 01/15/2033 (a)(b)(c)	1,750,000	1,749,991
RR Ltd.
2021-17A, 1.540% (3 Month LIBOR USD + 1.400%), 07/15/2034 (a)(b)(c)	5,000,000	4,999,930
2021-17A, 1.790% (3 Month LIBOR USD + 1.650%), 07/15/2034 (a)(b)(c)	5,000,000	5,010,210
Treman Park CLO Ltd.
2015-1A, 7.542% (3 Month LIBOR USD + 7.410%), 10/20/2028 (a)(b)(c)	1,750,000	1,733,825
Verde CLO Ltd.
2019-1A, 1.724% (3 Month LIBOR USD + 1.600%), 04/15/2032 (a)(b)(c)	2,000,000	1,999,990
Voya CLO Ltd.
2016-4A, 1.682% (3 Month LIBOR USD + 1.550%), 07/20/2029 (a)(b)(c)	7,250,000	7,266,755
Webster Park CLO Ltd.
2015-1A, 1.482% (3 Month LIBOR USD + 1.350%), 07/20/2030 (a)(b)(c)	4,000,000	3,999,984
2015-1A, 1.932% (3 Month LIBOR USD + 1.800%), 07/20/2030 (a)(b)(c)	10,300,000	10,305,613
2015-1A, 3.032% (3 Month LIBOR USD + 2.900%), 07/20/2030 (a)(b)(c)	4,800,000	4,802,621
Whetstone Park CLO Ltd.
2021-1A, 2.791%, 01/20/2035 (a)(c)	1,400,000	1,400,000
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $589,274,389)		593,831,404

CORPORATE BONDS - 18.03%
Administrative and Support Services - 1.01%
ADT Security Corp.
4.125%, 08/01/2029 (a)	9,650,000	9,328,655
Central Storage Safety Project Trust
4.823%, 02/01/2038 (a)	6,690,880	7,692,615
Equifax, Inc.
2.350%, 09/15/2031	5,000,000	4,927,330
ERAC USA Finance, LLC
7.000%, 10/15/2037 (a)	7,957,000	11,841,250
MSCI, Inc.
4.000%, 11/15/2029 (a)	5,000,000	5,182,450
3.625%, 11/01/2031 (a)	5,000,000	5,094,950
3.250%, 08/15/2033 (a)	1,750,000	1,747,777
Northwell Healthcare, Inc.
3.391%, 11/01/2027	4,652,000	4,981,959
Prime Security Services Borrower LLC
3.375%, 08/31/2027 (a)	1,000,000	947,695
Scotts Miracle-Gro Co.
4.375%, 02/01/2032 (a)	2,578,000	2,558,665
Verizon Communications, Inc.
4.500%, 08/10/2033	4,155,000	4,905,582
Visa, Inc.
4.150%, 12/14/2035	7,450,000	8,913,323
Air Transportation - 0.26%
Delta Air Lines, Inc.
7.000%, 05/01/2025 (a)	6,190,000	7,118,682
Southwest Airlines Co.
5.125%, 06/15/2027	8,780,000	10,016,386
Ambulatory Health Care Services - 0.47%
Ascension Health
3.106%, 11/15/2039	15,000,000	16,366,375
Piedmont Healthcare, Inc.
2.044%, 01/01/2032	5,000,000	4,874,827
Toledo Hospital
6.015%, 11/15/2048	6,980,000	10,480,996
Amusement, Gambling, and Recreation Industries - 0.09%
YMCA of Greater New York
2.303%, 08/01/2026	5,730,000	5,710,118
Beverage and Tobacco Product Manufacturing - 0.26%
Coca-Cola Co.
2.000%, 03/05/2031	10,000,000	9,959,628
Keurig Dr. Pepper, Inc.
7.450%, 05/01/2038	5,000,000	7,671,422
Broadcasting (except Internet) - 0.09%
Sirius XM Radio, Inc.
3.125%, 09/01/2026 (a)	5,500,000	5,427,015
3.875%, 09/01/2031 (a)	941,000	893,178
Building Material and Garden Equipment and Supplies Dealers - 0.51%
Home Depot, Inc.
1.375%, 03/15/2031	10,000,000	9,430,233
5.875%, 12/16/2036	5,000,000	7,099,262
5.400%, 09/15/2040	5,000,000	6,887,009
Lowe's Companies, Inc.
1.700%, 09/15/2028	10,846,000	10,625,162
Chemical Manufacturing - 0.72%
Axalta Coating Systems LLC
3.375%, 02/15/2029 (a)	6,750,000	6,440,208
Bristol-Myers Squibb Co.
4.125%, 06/15/2039	8,734,000	10,401,559
Johnson & Johnson
5.850%, 07/15/2038	8,180,000	11,887,229
Wyeth LLC
5.950%, 04/01/2037	13,738,000	19,566,845
Computer and Electronic Product Manufacturing - 0.90%
Apple, Inc.
1.650%, 02/08/2031	20,000,000	19,435,869
2.375%, 02/08/2041	10,000,000	9,761,018
Intel Corp.
3.900%, 03/25/2030	10,000,000	11,360,314
NVIDIA Corp.
1.550%, 06/15/2028	5,000,000	4,936,734
2.000%, 06/15/2031	5,000,000	4,972,432
Siemens Financieringsmaatschappij NV
2.150%, 03/11/2031 (a)(c)	9,650,000	9,669,448
Construction of Buildings - 0.23%
Ashton Woods USA LLC
4.625%, 04/01/2030 (a)	2,600,000	2,548,353
Century Communities, Inc.
3.875%, 08/15/2029 (a)	2,000,000	1,973,500
LGI Homes, Inc.
4.000%, 07/15/2029 (a)	5,875,000	5,648,490
M/I Homes, Inc.
3.950%, 02/15/2030	5,000,000	4,957,325
Credit Intermediation and Related Activities - 5.28%
American AGcredit FLCA
3.375% to 06/15/2031 then SOFR + 2.120%, 06/15/2036 (a)(b)	10,000,000	10,056,294
Bank of America Corp.
2.087% to 05/14/2029 then SOFR + 1.060%, 06/14/2029 (b)	12,000,000	11,854,239
2.651% to 03/11/31 then SOFR + 1.220%, 03/11/2032 (b)	10,000,000	10,113,878
Bank of NT Butterfield & Son Ltd.
5.250% to 06/01/2023 then 3 Month LIBOR USD + 2.255%, 06/01/2028 (b)(c)	3,000,000	3,111,134
5.250% to 06/15/2025 then SOFR + 5.060%, 06/15/2030 (b)(c)	5,000,000	5,347,368
Bank OZK
2.750% to 10/01/2026 then SOFR + 2.090%, 10/01/2031 (b)	15,175,000	15,320,951
Banner Corp.
5.000% to 06/30/2025 then SOFR + 4.890%, 06/30/2030 (b)	5,000,000	5,308,187
BlueHub Loan Fund, Inc.
3.099%, 01/01/2030	3,000,000	3,122,749
Bryn Mawr Bank Corp.
4.250% to 12/15/2022 then 3 Month LIBOR USD + 2.050%, 12/15/2027 (b)	3,500,000	3,517,259
CIT Group, Inc.
4.125% (5 Year CMT Rate + 2.372%), 11/13/2029 (b)	2,000,000	2,036,610
CNB Financial Corp.
3.250% to 6/15/2026 then SOFR + 2.580%, 06/15/2031 (a)(b)	8,000,000	7,934,362
Compeer Financial FLCA
2.750% to 06/01/2026 then SOFR + 2.030%, 06/01/2031 (a)(b)	5,000,000	4,977,691
3.375% to 06/01/2031 then SOFR + 1.965%, 06/01/2036 (a)(b)	4,750,000	4,850,109
First Busey Corp.
5.250% to 06/01/2025 then SOFR + 5.110%, 06/01/2030 (b)	4,000,000	4,410,042
First Citizens BancShares, Inc.
3.375% to 03/15/2025 then SOFR + 2.465%, 03/15/2030 (b)	7,500,000	7,655,775
First Financial Bancorp
5.250% to 05/15/2025 then SOFR + 5.090%, 05/15/2030 (b)	4,000,000	4,270,529
First Interstate BancSystem, Inc.
5.250% to 05/15/2025 then SOFR + 5.180%, 05/15/2030 (b)	5,000,000	5,313,185
First Mid Bancshares, Inc.
3.950% to 10/15/2025 then SOFR + 3.830%, 10/15/2030 (b)	5,000,000	5,109,219
First Midwest Bancorp Inc.
5.875%, 09/29/2026	8,500,000	9,858,799
Firstbank
4.500% to 09/01/2025 then SOFR + 4.390%, 09/01/2030 (b)	5,000,000	5,104,577
Flushing Financial Corp.
3.125% to 12/01/2026 then SOFR + 2.035%, 12/01/2031 (b)	5,000,000	5,048,673
Great Southern Bank
5.500% to 06/15/2025 then SOFR + 5.325%, 06/15/2030 (b)	4,750,000	5,128,925
Heartland Financial USA, Inc.
2.750% to 09/15/2026 then SOFR + 2.100%, 09/15/2031 (b)	6,000,000	6,070,582
Heritage Commerce Corp.
5.250% to 06/01/2022 then 3 Month LIBOR USD + 3.365%, 06/01/2027 (b)	3,935,000	3,943,843
Hilltop Holdings, Inc.
6.125% to 05/15/2030 then SOFR + 5.800%, 05/15/2035 (b)	9,000,000	10,415,535
Independent Bank Group, Inc.
4.000% to 09/15/2025 then SOFR + 3.885%, 09/15/2030 (b)	7,000,000	7,407,610
John Deere Capital Corp.
2.000%, 06/17/2031	10,000,000	9,947,624
JPMorgan Chase & Co.
2.069% to 06/01/2028 then SOFR + 1.015%, 06/01/2029 (b)	5,000,000	4,943,668
MB Financial Bank, NA
4.000% to 12/01/2022 then 3 Month LIBOR USD + 1.873%, 12/01/2027 (b)	3,000,000	3,086,623
NBT Bancorp, Inc.
5.000% to 07/01/2025 then SOFR + 4.850%, 07/01/2030 (b)	7,500,000	7,946,734
NexBank Capital, Inc.
4.000% to 08/15/2026 then SOFR + 3.390%, 08/15/2031 (a)(b)	6,500,000	6,409,219
OceanFirst Financial Corp.
5.250% to 05/15/2025 then SOFR + 5.095%, 05/15/2030 (b)	5,000,000	5,371,892
OneMain Finance Corp.
3.500%, 01/15/2027	5,000,000	4,833,150
5.375%, 11/15/2029	8,453,000	8,912,632
Pacific Continental Corp.
4.847% to 12/31/2021 then 3 Month LIBOR USD + 4.715%, 06/30/2026 (b)	5,000,000	5,000,762
Pacific Premier Bancorp, Inc.
4.875% to 05/15/2024 then 3 Month LIBOR USD + 2.500%, 05/15/2029 (b)	4,000,000	4,171,241
5.375% to 06/15/2025 then SOFR + 5.170%, 06/15/2030 (b)	5,000,000	5,371,625
Park National Corp.
4.500% to 09/01/2025 then SOFR + 4.390%, 09/01/2030 (b)	5,100,000	5,206,624
Peapack-Gladstone Financial Corp.
3.500% to 12/30/2025 then SOFR + 3.260%, 12/30/2030 (b)	7,500,000	7,657,125
Pinnacle Financial Partners, Inc.
4.125% to 09/15/2024 then 3 Month LIBOR USD + 2.775%, 09/15/2029 (b)	6,000,000	6,107,325
Renasant Corp.
3.000% to 12/01/2026 then SOFR + 1.910%, 12/01/2031 (b)	5,000,000	5,024,292
4.500% to 09/15/2030 then SOFR + 4.025%, 09/15/2035 (b)	5,000,000	5,352,385
Sandy Spring Bancorp, Inc.
4.250% to 11/15/2024 then SOFR + 2.882%, 11/15/2029 (b)	5,500,000	5,638,684
Signature Bank
4.125% to 11/01/2024 then 3 Month LIBOR USD + 2.559%, 11/01/2029 (b)	5,000,000	5,258,025
Southside Bancshares, Inc.
3.875% to 11/15/2025 then SOFR + 3.660%, 11/15/2030 (b)	7,000,000	7,282,632
Summit Financial Group, Inc.
3.250% to 12/01/2026 then SOFR + 2.300%, 12/01/2031 (a)(b)	4,000,000	4,018,422
Texas Capital Bancshares, Inc.
4.000% (5 Year CMT Rate + 3.150%), 05/06/2031 (b)	10,590,000	11,115,573
Texas Capital Bank, NA
5.250%, 01/31/2026	5,000,000	5,445,248
Toronto-Dominion Bank
2.000%, 09/10/2031 (c)	10,000,000	9,936,131
Towne Bank
4.500% to 07/30/2022 then 3 Month LIBOR USD + 2.550%, 07/30/2027 (b)	4,000,000	4,049,763
Toyota Motor Credit Corp.
1.900%, 09/12/2031	5,000,000	4,922,634
Trustmark Corp.
3.625% to 12/01/2025 then SOFR + 3.387%, 12/01/2030 (b)	6,000,000	6,159,680
UMB Financial Corp.
3.700% (5 Year CMT Rate + 3.437%), 09/17/2030 (b)	5,000,000	5,095,555
Valley National Bancorp
3.000% to 06/15/2026 then SOFR + 2.360%, 06/15/2031 (b)	5,000,000	5,089,725
Western Alliance Bancorp
3.000% to 06/15/2026 then SOFR + 2.250%, 06/15/2031 (b)	5,900,000	6,040,655
Western Alliance Bank
5.250% to 06/01/2025 then SOFR + 5.120%, 06/01/2030 (b)	5,000,000	5,459,625
WSFS Financial Corp.
2.750% to 12/15/2025 then SOFR + 2.485%, 12/15/2030 (b)	4,470,000	4,424,504
Educational Services - 0.26%
Liberty University, Inc.
3.338%, 03/01/2034	16,000,000	17,100,834
Fabricated Metal Product Manufacturing - 0.19%
Ball Corp.
2.875%, 08/15/2030	8,000,000	7,613,000
3.125%, 09/15/2031	5,000,000	4,816,525
Food Manufacturing - 0.33%
Archer-Daniels-Midland Co.
3.250%, 03/27/2030	10,900,000	11,964,301
Hormel Foods Corp.
1.700%, 06/03/2028	10,000,000	9,937,834
Food Services and Drinking Places - 0.03%
Papa John's International, Inc.
3.875%, 09/15/2029 (a)	1,750,000	1,717,047
Funds, Trusts, and Other Financial Vehicles - 0.46%
Ares Capital Corp.
3.200%, 11/15/2031	6,600,000	6,469,222
New York Life Global Funding
1.850%, 08/01/2031 (a)	25,000,000	24,485,507
Furniture and Related Product Manufacturing - 0.12%
Tempur Sealy International, Inc.
3.875%, 10/15/2031 (a)	8,000,000	7,741,640
Hospitals - 1.10%
Advocate Health & Hospitals Corp.
3.829%, 08/15/2028	1,000,000	1,117,911
Cedars-Sinai Health System
2.288%, 08/15/2031	10,000,000	10,116,976
CHRISTUS Health
4.341%, 07/01/2028	3,285,000	3,717,441
CommonSpirit Health
3.347%, 10/01/2029	2,235,000	2,387,082
2.782%, 10/01/2030	10,000,000	10,287,025
3.817%, 10/01/2049	2,150,000	2,546,773
Hackensack Meridian Health, Inc.
2.675%, 09/01/2041	9,920,000	9,911,814
Kaiser Foundation Hospitals
2.810%, 06/01/2041	20,000,000	20,529,611
Memorial Health Services
3.496%, 05/01/2022	575,000	581,932
3.447%, 11/01/2049	9,820,000	11,238,878
Orlando Health Obligated Group
2.891%, 10/01/2035	1,000,000	1,047,815
Insurance Carriers and Related Activities - 0.33%
Centene Corp.
2.450%, 07/15/2028	10,900,000	10,713,174
Chubb INA Holdings, Inc.
1.375%, 09/15/2030	12,483,000	11,686,842
Management of Companies and Enterprises - 0.06%
New Red Finance, Inc.
3.875%, 01/15/2028 (a)(c)	4,000,000	3,954,620
Merchant Wholesalers, Durable Goods - 0.02%
CDW Finance Corp.
3.276%, 12/01/2028	1,650,000	1,677,613
Merchant Wholesalers, Nondurable Goods - 0.38%
Cargill, Inc.
2.125%, 04/23/2030 (a)	5,632,000	5,646,895
2.125%, 11/10/2031 (a)	20,000,000	19,827,702
Motor Vehicle and Parts Dealers - 0.29%
Asbury Automotive Group, Inc.
5.000%, 02/15/2032 (a)	1,500,000	1,513,822
Group 1 Automotive, Inc.
4.000%, 08/15/2028 (a)	4,650,000	4,608,220
Lithia Motors, Inc.
4.625%, 12/15/2027 (a)	5,000,000	5,222,550
3.875%, 06/01/2029 (a)	4,750,000	4,814,505
4.375%, 01/15/2031 (a)	3,000,000	3,136,755
Nonmetallic Mineral Product Manufacturing - 0.10%
Corning, Inc.
5.750%, 08/15/2040	5,107,000	7,010,040
Nonstore Retailers - 0.05%
Amazon.com, Inc.
2.100%, 05/12/2031	3,400,000	3,421,038
Nursing and Residential Care Facilities - 0.10%
HumanGood California Obligated Group
3.000%, 10/01/2028	6,880,000	6,895,714
Paper Manufacturing - 0.29%
Georgia-Pacific LLC
2.300%, 04/30/2030 (a)	10,000,000	10,144,271
Graphic Packaging International LLC
4.750%, 07/15/2027 (a)	2,600,000	2,797,873
3.750%, 02/01/2030 (a)	6,575,000	6,544,262
Personal and Laundry Services - 0.15%
Service Corp. International
5.125%, 06/01/2029	5,250,000	5,600,096
4.000%, 05/15/2031	4,750,000	4,747,340
Primary Metal Manufacturing - 0.18%
Howmet Aerospace, Inc.
5.900%, 02/01/2027	2,700,000	3,040,416
3.000%, 01/15/2029	9,700,000	9,325,628
Professional, Scientific, and Technical Services - 0.49%
AECOM
5.125%, 03/15/2027	10,000,000	10,740,550
Booz Allen Hamilton, Inc.
3.875%, 09/01/2028 (a)	9,324,000	9,385,632
Gartner, Inc.
3.625%, 06/15/2029 (a)	10,000,000	9,953,200
Open Text Corp.
3.875%, 12/01/2029 (a)(c)	3,000,000	2,987,085
Publishing Industries (except Internet) - 0.74%
Adobe, Inc.
2.300%, 02/01/2030	10,000,000	10,209,294
Microsoft Corp.
3.500%, 02/12/2035	6,076,000	6,980,177
Open Text Holdings, Inc.
4.125%, 12/01/2031 (a)	6,250,000	6,213,688
Oracle Corp.
2.300%, 03/25/2028	10,000,000	10,067,841
3.850%, 07/15/2036	10,000,000	10,906,089
Salesforce.com, Inc.
1.950%, 07/15/2031	5,000,000	4,974,802
Real Estate - 0.59%
American Finance Trust, Inc.
4.500%, 09/30/2028 (a)	10,000,000	9,886,550
Arbor Realty Trust, Inc.
4.750%, 10/15/2024 (a)	4,000,000	4,008,591
4.500%, 03/15/2027 (a)	5,000,000	4,918,602
Enterprise Community Loan Fund, Inc.
3.685%, 11/01/2023	5,010,000	5,091,359
4.152%, 11/01/2028	5,000,000	5,198,815
Simon Property Group LP
6.750%, 02/01/2040	6,738,000	10,081,967
Religious, Grantmaking, Civic, Professional, and Similar Organizations - 0.18%
Nature Conservancy
1.711%, 07/01/2031	1,250,000	1,227,716
1.811%, 07/01/2032	1,150,000	1,127,685
1.861%, 07/01/2033	1,000,000	976,111
Penn State Health
3.806%, 11/01/2049	3,500,000	4,115,417
United Jewish Appeal-Federation of Jewish Philanthropies of New York, Inc.
2.145%, 02/01/2031	4,565,000	4,458,540
Rental and Leasing Services - 0.13%
United Rentals North America, Inc.
3.750%, 01/15/2032	8,500,000	8,386,780
Repair and Maintenance - 0.24%
Allison Transmission, Inc.
3.750%, 01/30/2031 (a)	10,050,000	9,625,538
Valvoline, Inc.
3.625%, 06/15/2031 (a)	6,659,000	6,388,945
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.54%
Blackstone Holdings Finance Co. LLC
1.625%, 08/05/2028 (a)	12,000,000	11,668,654
Brookfield Asset Management, Inc.
7.375%, 03/01/2033 (c)	3,000,000	4,232,156
Charles Schwab Corp.
2.300%, 05/13/2031	10,000,000	10,159,064
Northwestern Mutual Global Funding
1.700%, 06/01/2028 (a)	10,000,000	9,948,801
Specialty Trade Contractors - 0.01%
TopBuild Corp.
4.125%, 02/15/2032 (a)	1,000,000	1,003,330
Transportation Equipment Manufacturing - 0.51%
Dana, Inc.
5.375%, 11/15/2027	5,000,000	5,230,775
4.250%, 09/01/2030	5,000,000	4,978,175
4.500%, 02/15/2032	3,500,000	3,418,485
General Dynamics Corp.
3.625%, 04/01/2030	5,000,000	5,593,539
Thor Industries, Inc.
4.000%, 10/15/2029 (a)	5,340,000	5,237,205
TransDigm, Inc.
8.000%, 12/15/2025 (a)	9,110,000	9,611,870
Utilities - 0.12%
Oglethorpe Power Corp.
6.191%, 01/01/2031 (a)	6,445,000	7,911,185
Wood Product Manufacturing - 0.22%
Builders FirstSource, Inc.
4.250%, 02/01/2032 (a)	4,750,000	4,778,144
Masonite International Corp.
3.500%, 02/15/2030 (a)(c)	10,000,000	9,715,300
TOTAL CORPORATE BONDS (Cost $1,193,035,153)		1,205,865,971

NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 10.87%
Adjustable Rate Mortgage Trust
2005-3, 2.902%, 07/25/2035 (f)	343,122	351,287
2005-10, 2.623%, 01/25/2036 (f)	6,061,101	5,446,675
2006-2, 3.146%, 05/25/2036 (f)	987,507	961,121
Alternative Loan Trust
2004-28CB, 5.000%, 01/25/2020 (g)	127,195	102,920
2006-J3, 5.750%, 05/25/2026	564,626	568,093
2004-27CB, 6.000%, 12/25/2034	1,128,126	1,126,890
2004-28CB, 6.000%, 01/25/2035	370,644	380,446
2005-6CB, 5.750%, 04/25/2035	2,278,975	2,256,600
2005-6CB, 7.500%, 04/25/2035	267,233	270,405
2005-13CB, 0.592% (1 Month LIBOR USD + 0.500%), 05/25/2035 (b)	1,121,467	1,001,020
2005-9CB, 0.592% (1 Month LIBOR USD + 0.500%), 05/25/2035 (b)	2,466,078	2,301,727
2005-9CB, 6.000%, 05/25/2035	8,059,882	5,722,285
2005-21CB, 5.250%, 06/25/2035	3,239,840	3,054,069
2005-21CB, 6.000%, 06/25/2035	1,955,177	1,897,921
2005-J6, 0.592% (1 Month LIBOR USD + 0.500%), 07/25/2035 (b)	3,759,444	3,228,265
2005-20CB, 5.500%, 07/25/2035	1,273,966	1,200,990
2005-43, 3.361%, 09/25/2035 (f)	193,781	186,728
2005-63, 2.786%, 11/25/2035 (f)	1,000,743	980,790
2005-54CB, 5.500%, 11/25/2035	618,469	469,260
2005-J13, 5.500%, 11/25/2035	575,325	501,135
2005-65CB, 0.000%, 12/25/2035 (d)(e)	855,514	450,424
2005-65CB, 5.500%, 01/25/2036	124,119	108,648
2005-75CB, 5.500%, 01/25/2036	1,586,749	1,392,881
2005-73CB, 5.750%, 01/25/2036	395,948	294,622
2005-86CB, 5.500%, 02/25/2036	146,978	116,121
2005-86CB, 5.500%, 02/25/2036	1,060,634	837,963
2005-80CB, 6.000%, 02/25/2036	5,096,963	5,226,975
2006-6CB, 5.500%, 05/25/2036	115,271	112,101
2006-12CB, 5.750% (1 Month LIBOR USD + 5.750%), 05/25/2036 (b)	602,333	434,003
2006-14CB, 6.000%, 06/25/2036	2,647,553	1,998,770
2006-16CB, 6.000%, 06/25/2036	419,531	325,221
2006-16CB, 6.000%, 06/25/2036	1,099,638	852,439
2006-16CB, 6.000%, 06/25/2036	954,666	740,029
2006-19CB, 0.492% (1 Month LIBOR USD + 0.400%), 08/25/2036 (b)	736,371	372,100
2006-24CB, 5.750%, 08/25/2036	2,786,097	2,135,097
2006-24CB, 5.750%, 08/25/2036	4,491,254	3,441,826
2006-19CB, 6.000% (1 Month LIBOR USD + 1.000%), 08/25/2036 (b)	1,106,915	877,410
2006-19CB, 6.000%, 08/25/2036	154,089	122,096
2006-19CB, 6.000%, 08/25/2036	4,290,223	3,401,855
2006-19CB, 6.000% (1 Month LIBOR USD + 1.000%), 08/25/2036 (b)	2,807,505	2,225,592
2006-23CB, 6.000%, 08/25/2036	753,809	782,178
2006-23CB, 6.500%, 08/25/2036	5,892,785	3,058,136
2006-J6, 6.000%, 09/25/2036	3,100,821	2,284,162
2006-J6, 6.000%, 09/25/2036	2,301,971	1,695,704
2006-26CB, 6.250%, 09/25/2036	5,686,416	3,988,085
2006-J5, 6.500%, 09/25/2036	2,117,425	1,678,864
2006-J5, 6.500%, 09/25/2036	10,250,636	8,127,523
2006-32CB, 5.500%, 11/25/2036	194,451	149,769
2006-31CB, 5.750%, 11/25/2036	2,138,802	1,649,457
2006-31CB, 6.000%, 11/25/2036	237,110	186,782
2006-32CB, 6.000%, 11/25/2036	3,007,514	2,418,423
2006-32CB, 6.000%, 11/25/2036	985,830	792,733
2006-32CB, 6.000%, 11/25/2036	2,963,685	2,383,179
2006-30T1, 6.500%, 11/25/2036	8,340,737	3,603,579
2006-39CB, 6.000%, 01/25/2037	2,767,652	2,795,297
2006-41CB, 6.000%, 01/25/2037	587,117	452,551
2007-2CB, 5.750%, 03/25/2037	6,317,060	4,497,354
2007-4CB, 5.750%, 04/25/2037	1,397,524	1,398,183
2007-4CB, 5.750%, 04/25/2037	1,857,910	1,858,787
2007-8CB, 5.500%, 05/25/2037	6,486,990	4,864,385
2007-8CB, 6.000%, 05/25/2037	876,510	682,177
2007-J2, 6.000%, 07/25/2037	6,644,721	6,610,708
2008-2R, 6.000%, 08/25/2037 (f)	7,568,593	5,375,620
2007-23CB, 6.000%, 09/25/2037	4,760,293	3,502,966
2007-13, 6.000%, 06/25/2047	2,683,446	1,969,272
American Home Mortgage Investment Trust
2006-2, 6.750%, 06/25/2036 (h)	2,778,245	660,685
Banc of America Alternative Loan Trust
2005-11, 5.750%, 12/25/2035	894,250	892,163
2005-11, 5.750%, 12/25/2035	165,678	165,291
2006-9, 0.492% (1 Month LIBOR USD + 0.400%), 01/25/2037 (b)	1,085,664	848,654
2006-9, 6.000%, 01/25/2037	226,387	224,704
2006-4, 6.000%, 05/25/2046	1,089,704	1,093,757
2006-4, 6.500%, 05/25/2046	856,002	851,286
2006-4, 6.500%, 05/25/2046	1,364,549	1,367,373
2006-5, 6.000%, 06/25/2046	352,671	354,551
2006-6, 6.000%, 07/25/2046	1,327,551	1,294,539
Banc of America Funding Trust
2003-3, 5.500%, 10/25/2033	276,366	284,576
2004-1, 6.000%, 02/25/2034	743,017	814,245
2004-1, 6.000%, 03/25/2034	4,367,136	4,807,540
2004-B, 2.421%, 11/20/2034 (f)	2,281,401	2,334,963
2007-4, 5.500%, 11/25/2034	351,690	355,389
2005-3, 5.500%, 06/25/2035	86,497	90,613
2014-R3, 2.375%, 06/26/2035 (a)(f)	1,615,478	1,613,447
2014-R3, 2.420%, 06/26/2035 (a)(f)	3,424,684	3,352,465
2005-4, 5.500%, 08/25/2035	39,062	41,647
2005-5, 5.500%, 09/25/2035	255,017	264,954
2005-5, 5.500%, 09/25/2035	1,963,608	2,083,786
2005-7, 5.500%, 11/25/2035	3,978,149	4,011,064
2005-7, 5.750%, 11/25/2035	13,866	14,674
2005-7, 6.000%, 11/25/2035	68,972	72,121
2005-8, 5.750%, 01/25/2036	2,846,259	2,829,881
2006-B, 2.354%, 03/20/2036 (f)	687,363	623,067
2006-F, 2.765%, 07/20/2036 (f)	6,892,961	6,551,106
2006-5, 5.750%, 09/25/2036	448,524	461,430
2006-7, 6.000%, 09/25/2036	553,670	545,963
2006-I, 1.885%, 12/20/2036 (f)	3,280,135	3,293,382
2006-I, 1.885%, 12/20/2036 (f)	570,564	562,526
2006-I, 2.125%, 12/20/2036 (f)	766,484	793,355
2007-1, 6.689%, 01/25/2037 (h)	837,875	851,430
2007-2, 0.152% (1 Month LIBOR USD + 0.060%), 03/25/2037 (b)	455,474	439,866
2007-3, 0.952% (1 Month LIBOR USD + 0.430%), 04/25/2037 (b)	1,106,725	1,099,187
2007-6, 0.372% (1 Month LIBOR USD + 0.280%), 07/25/2037 (b)	5,183,637	5,073,730
2007-6, 0.382% (1 Month LIBOR USD + 0.290%), 07/25/2037 (b)	1,255,921	1,229,911
2007-5, 5.500%, 07/25/2037	1,899,984	1,985,902
2010-R3, 6.000%, 09/26/2037 (a)(f)	7,829,769	8,013,400
2006-J, 3.439%, 01/20/2047 (f)	166,971	161,427
Banc of America Mortgage Trust
2005-A, 2.502%, 02/25/2035 (f)	1,924,259	1,987,988
2005-F, 2.677%, 07/25/2035 (f)	903,893	906,153
2007-1, 6.000%, 03/25/2037	1,938,354	1,844,093
2006-B, 2.439%, 10/20/2046 (f)	673,651	657,179
BCAP LLC Trust
2007-AA2, 7.500%, 04/25/2037 (i)	320,897	229,964
Bear Stearns ALT-A Trust
2006-6, 3.238%, 11/25/2036 (f)	891,042	603,120
Bear Stearns ARM Trust
2004-12, 2.879%, 02/25/2035 (f)	48,434	49,008
Bear Stearns Asset Backed Securities I Trust
2005-AC5, 1.092% (1 Month LIBOR USD + 1.000%), 08/25/2035 (b)	586,416	431,361
2006-AC4, 0.342% (1 Month LIBOR USD + 0.250%), 07/25/2036 (b)	3,744,372	3,382,460
2006-AC4, 35.863% (1 Month LIBOR USD + 36.250%), 07/25/2036 (b)(e)(i)	865,073	1,153,022
Charlie Mac Trust
2004-2, 6.000%, 10/25/2034	38,216	38,957
Chase Funding Trust
2004-1, 0.842% (1 Month LIBOR USD + 0.750%), 09/25/2033 (b)	193,089	192,810
Chase Mortgage Finance Trust
2005-S2, 5.500%, 10/25/2035	771,078	768,599
2005-S3, 5.500%, 11/25/2035	6,286,111	5,898,634
2005-A1, 2.958%, 12/25/2035 (f)	951,872	954,561
2005-A1, 2.958%, 12/25/2035 (f)	992,367	995,170
2006-S3, 6.000%, 11/25/2036	7,144,495	4,621,976
2006-S4, 6.000%, 12/25/2036	1,101,973	736,496
2006-S4, 6.000%, 12/25/2036	4,173,090	2,789,058
2007-S1, 6.000%, 02/25/2037	4,108,869	2,320,097
2007-S3, 5.750%, 05/25/2037	729,682	472,820
2007-S3, 6.000%, 05/25/2037	2,223,338	1,467,006
2007-A2, 2.748%, 07/25/2037 (f)	977,964	928,591
ChaseFlex Trust
2005-1, 5.500%, 02/25/2035	389,873	348,822
2006-2, 4.440%, 09/25/2036 (f)	2,905,952	2,909,043
2007-M1, 4.145%, 08/25/2037 (h)	1,721,578	1,682,593
CHL Mortgage Pass-Through Trust
2005-20, 5.250%, 12/25/2027	25,490	21,122
2003-42, 2.242%, 10/25/2033 (f)	1,016,599	1,018,307
2003-44, 5.000%, 10/25/2033	347,000	350,541
2004-4, 5.500%, 05/25/2034	515,289	519,709
2004-14, 2.731%, 08/25/2034 (f)	2,710,539	2,745,933
2004-21, 4.000%, 11/25/2034	582,440	594,836
2004-24, 5.500%, 12/25/2034	2,798,765	2,903,855
2004-J9, 5.500%, 01/25/2035	615,206	632,483
2004-HYB5, 2.594%, 04/20/2035 (f)	780,674	831,862
2005-HYB2, 2.843%, 05/20/2035 (f)	852,483	887,700
2005-13, 5.500%, 06/25/2035	1,864,948	1,464,897
2005-J3, 5.500%, 09/25/2035	72,352	71,841
2005-27, 5.500%, 12/25/2035	626,448	393,160
2005-27, 5.500%, 12/25/2035	1,291,936	1,203,060
2005-31, 2.802%, 01/25/2036 (f)	1,100,096	1,049,893
2005-30, 5.500%, 01/25/2036	72,546	58,766
2005-HY10, 3.005%, 02/20/2036 (f)	62,279	52,103
2005-HY10, 3.075%, 02/20/2036 (f)	119,542	104,077
2005-HY10, 3.396%, 02/20/2036 (f)	1,898,972	1,923,932
2006-6, 6.000%, 04/25/2036	696,204	505,717
2006-9, 6.000%, 05/25/2036	1,209,290	825,211
2006-J4, 6.250%, 09/25/2036	104,931	59,582
2006-16, 6.500%, 11/25/2036	611,778	368,278
2006-17, 6.000% (1 Month LIBOR USD + 0.550%), 12/25/2036 (b)	3,193,879	1,999,253
2006-17, 6.000%, 12/25/2036	2,361,518	1,476,607
2006-18, 6.000%, 12/25/2036	284,434	214,928
2006-21, 5.750%, 02/25/2037	1,410,249	973,286
2006-21, 6.000%, 02/25/2037	3,256,458	2,304,119
2006-21, 6.000%, 02/25/2037	743,522	526,082
2007-1, 6.000%, 03/25/2037	2,274,747	1,657,131
2007-5, 5.500%, 05/25/2037	873,378	623,415
2007-5, 5.750%, 05/25/2037	6,217,161	4,549,244
2007-5, 5.750%, 05/25/2037	645,540	471,399
2007-5, 5.750%, 05/25/2037	1,831,856	1,340,412
2007-10, 6.000%, 07/25/2037	2,085,223	1,486,263
2007-J2, 6.000%, 07/25/2037	3,174,758	1,772,509
2007-J2, 6.000%, 07/25/2037	205,039	114,476
2007-HY5, 2.983%, 09/25/2037 (f)	2,342,123	2,295,282
2007-HY6, 3.092%, 11/25/2037 (f)	325,739	311,792
2007-HY5, 3.381%, 09/25/2047 (f)	6,352,977	6,016,256
Citicorp Mortgage Securities Trust
2006-3, 5.500%, 06/25/2021 (g)	51,323	43,321
2006-1, 6.000%, 02/25/2036	121,574	125,993
2006-3, 5.750%, 06/25/2036	436,713	437,418
2006-3, 6.000%, 06/25/2036	1,531,743	1,550,773
2006-3, 6.250%, 06/25/2036	958,999	981,731
2006-7, 6.000%, 12/25/2036	3,380,161	3,349,508
2007-3, 5.500%, 04/25/2037	40,037	42,625
2007-3, 6.000%, 04/25/2037	614,314	624,199
Citigroup Mortgage Loan Trust
2004-2, 9.250%, 08/25/2033 (a)	27,637	28,997
2004-HYB3, 2.833%, 09/25/2034 (f)	499,749	509,988
2005-WF1, 5.830%, 11/25/2034 (h)	2,742,380	2,894,475
2005-1, 2.419%, 04/25/2035 (f)	403,970	406,800
2005-2, 2.508%, 05/25/2035 (f)	546,430	552,655
2005-5, 6.000%, 08/25/2035	2,254,446	2,312,070
2005-7, 2.226%, 09/25/2035 (f)	493,920	476,277
2005-10, 2.639%, 12/25/2035 (f)	1,293,723	998,725
2006-WF1, 5.087%, 03/25/2036 (h)	28,837,967	18,659,281
2006-AR7, 2.738%, 11/25/2036 (f)	1,765,867	1,736,771
2007-AR4, 3.173%, 03/25/2037 (f)	1,396,200	1,399,180
CitiMortgage Alternative Loan Trust
2007-A4, 5.500%, 04/25/2022	230	229
2006-A2, 0.692% (1 Month LIBOR USD + 0.600%), 05/25/2036 (b)	502,783	439,686
2006-A4, 6.000%, 09/25/2036	1,169,602	1,152,370
2007-A1, 6.000%, 01/25/2037	1,739,970	1,766,793
2007-A1, 6.000%, 01/25/2037	2,796,280	2,839,385
Credit Suisse First Boston Mortgage Securities Corp.
2005-8, 7.000%, 09/25/2035	2,806,204	1,844,785
CSFB Mortgage-Backed Pass-Through Certificates
2004-8, 5.500%, 12/25/2034	155,131	156,986
2005-3, 5.500%, 07/25/2035	993,433	1,029,363
2005-9, 5.500%, 10/25/2035	678,501	488,432
2005-10, 5.500%, 11/25/2035	479,718	443,261
2005-10, 5.500%, 11/25/2035	1,890,993	1,747,285
2005-10, 6.000%, 11/25/2035	839,656	326,113
CSMC Mortgage-Backed Trust
2006-CF1, 5.500%, 11/25/2035 (a)(h)	2,565,000	2,609,721
2006-1, 5.500%, 02/25/2036	386,694	389,000
2006-1, 5.500%, 02/25/2036	43,595	44,229
2006-2, 5.750%, 03/25/2036	626,123	526,559
2006-2, 6.000%, 03/25/2036	4,500,830	2,789,902
2006-4, 6.000%, 05/25/2036	575,923	457,410
2006-4, 7.000%, 05/25/2036	562,901	183,414
2011-12R, 2.405%, 07/27/2036 (a)(f)	1,384,669	1,415,647
2006-7, 6.000%, 08/25/2036	846,926	823,129
2007-2, 5.500%, 03/25/2037	1,484,948	1,086,203
2007-3, 5.500%, 04/25/2037	362,367	347,655
2007-3, 5.500%, 04/25/2037	506,956	486,373
2013-2R, 3.079%, 05/27/2037 (a)(f)	2,248,233	1,635,118
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
2005-1, 0.592% (1 Month LIBOR USD + 0.500%), 02/25/2035 (b)	2,123,689	2,101,479
2005-3, 0.592% (1 Month LIBOR USD + 0.500%), 05/25/2035 (b)	1,542,519	1,471,470
2005-6, 5.500%, 12/25/2035	1,687,362	1,677,986
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust
2006-AB4, 0.192% (1 Month LIBOR USD + 0.100%), 10/25/2036 (b)	553,204	455,595
DFC HEL Trust
2001-1, 1.740% (1 Month LIBOR USD + 1.650%), 08/15/2031 (b)	1,585,993	1,673,825
Equity One Mortgage Pass-Through Trust
2003-1, 4.860%, 08/25/2033 (f)	852,464	864,832
2003-3, 4.868%, 12/25/2033 (f)	1,318,929	1,325,652
Fannie Mae Connecticut Avenue Securities
2015-C03, 5.092% (1 Month LIBOR USD + 5.000%), 07/25/2025 (b)	3,871,813	3,985,136
2016-C01, 7.042% (1 Month LIBOR USD + 6.950%), 08/25/2028 (b)	2,081,406	2,210,820
2016-C05, 4.542% (1 Month LIBOR USD + 4.450%), 01/25/2029 (b)	2,366,410	2,456,715
2016-C07, 4.442% (1 Month LIBOR USD + 4.350%), 05/25/2029 (b)	2,904,904	3,024,472
2017-C01, 3.642% (1 Month LIBOR USD + 3.550%), 07/25/2029 (b)	3,362,657	3,451,166
2017-C05, 3.692% (1 Month LIBOR USD + 3.600%), 01/25/2030 (b)	6,599,636	6,862,224
2018-C03, 3.842% (1 Month LIBOR USD + 3.750%), 10/25/2030 (b)	5,000,000	5,216,611
2021-R01, 3.150% (SOFR30A + 3.100%), 10/25/2041 (a)(b)	1,390,000	1,400,425
2021-R02, 2.050% (SOFR30A + 2.000%), 11/25/2041 (a)(b)	2,250,000	2,259,151
2021-R02, 3.350% (SOFR30A + 3.300%), 11/25/2041 (a)(b)	2,450,000	2,450,000
First Horizon Alternative Mortgage Securities Trust
2005-FA11, 5.250%, 02/25/2021 (g)	698	-
2006-FA6, 5.750%, 11/25/2021 (g)	921	707
2004-AA6, 2.361%, 01/25/2035 (f)	330,011	340,013
2004-AA7, 2.287%, 02/25/2035 (f)	1,015,659	1,035,877
2005-AA5, 2.439%, 07/25/2035 (f)	1,719,451	1,683,274
2005-AA7, 2.338%, 09/25/2035 (f)	1,768,784	1,726,777
2005-FA8, 5.500%, 11/25/2035	1,408,211	1,029,968
2006-FA1, 5.750%, 04/25/2036	2,100,210	1,374,948
2006-FA2, 6.000%, 05/25/2036	2,539,470	1,607,364
2006-FA2, 6.000%, 05/25/2036	1,611,934	1,020,277
2006-FA3, 6.000%, 07/25/2036	6,962,573	4,559,543
2006-FA3, 6.000%, 07/25/2036	1,004,828	658,026
2006-FA6, 6.000%, 11/25/2036	1,058,611	540,398
2006-FA6, 6.250%, 11/25/2036	1,341,854	704,856
2006-FA6, 6.250%, 11/25/2036	6,694,891	4,319,396
2007-AA1, 2.610%, 05/25/2037 (f)	2,783,206	2,269,889
2007-FA4, 6.250%, 08/25/2037	2,058,476	1,313,495
First Horizon Mortgage Pass-Through Trust
2005-AR3, 2.569%, 08/25/2035 (f)	1,457,180	1,487,550
2006-AR4, 2.906%, 01/25/2037 (f)	2,930,961	2,269,333
2006-4, 5.750%, 02/25/2037	1,217,327	699,922
2006-4, 6.000%, 02/25/2037	737,135	436,483
2007-AR1, 2.816%, 05/25/2037 (f)	584,424	326,462
2007-AR2, 2.590%, 08/25/2037 (f)	2,421,231	1,140,550
Freddie Mac Structured Agency Credit Risk Debt Notes
2016-DNA4, 3.892% (1 Month LIBOR USD + 3.800%), 03/25/2029 (b)	3,943,402	4,082,265
2018-DNA2, 3.792% (1 Month LIBOR USD + 3.700%), 12/25/2030 (a)(b)	5,000,000	5,177,524
2021-DNA7, 1.848% (SOFR30A + 1.800%), 11/25/2041 (a)(b)	7,750,000	7,779,086
2018-HRP2, 4.292% (1 Month LIBOR USD + 4.200%), 02/25/2047 (a)(b)	10,000,000	10,580,296
2020-DNA5, 4.850% (SOFR30A + 4.800%), 10/25/2050 (a)(b)	10,606,000	11,258,142
GSAA Home Equity Trust
2005-1, 6.260%, 11/25/2034 (h)	2,050,000	2,125,006
2006-15, 6.692%, 09/25/2036 (h)	2,207,117	862,884
2006-18, 6.182%, 11/25/2036 (h)	1,807,596	674,914
2007-7, 0.452% (1 Month LIBOR USD + 0.360%), 07/25/2037 (b)	1,106,869	1,101,882
GSR Mortgage Loan Trust
2005-4F, 6.500%, 04/25/2020 (g)	48,586	48,577
2003-5F, 3.000%, 08/25/2032	1,140,917	1,159,411
2004-15F, 6.000%, 12/25/2034	1,388,955	1,450,609
2005-1F, 6.000%, 01/25/2035	16,582	16,585
2005-AR4, 3.011%, 07/25/2035 (f)	194,060	183,067
2005-6F, 5.250%, 07/25/2035	119,267	122,074
2005-7F, 6.000%, 09/25/2035	22,770	23,632
2005-AR5, 3.074%, 10/25/2035 (f)	358,492	359,176
2005-AR7, 2.618%, 11/25/2035 (f)	624,438	630,487
2006-2F, 5.750%, 02/25/2036	577,854	594,989
HarborView Mortgage Loan Trust
2006-6, 3.000%, 08/19/2036 (f)	2,753,785	2,708,503
Home Partners of America Trust
2019-1, 2.908%, 09/17/2039 (a)	2,631,986	2,720,454
2019-2, 2.703%, 10/19/2039 (a)	3,421,776	3,515,643
Impac CMB Trust
2005-5, 0.592% (1 Month LIBOR USD + 0.250%), 08/25/2035 (b)	539,583	524,401
Impac Secured Assets CMN Owner Trust
2002-2, 6.500%, 04/25/2033	1,144,876	1,190,840
2004-2, 4.718%, 08/25/2034 (h)	459,851	469,286
IndyMac IMSC Mortgage Loan Trust
2007-AR1, 2.889%, 06/25/2037 (f)	417,606	336,659
IndyMac INDA Mortgage Loan Trust
2007-AR1, 2.993%, 03/25/2037 (f)	415,379	389,712
IndyMac INDX Mortgage Loan Trust
2004-AR4, 2.938%, 08/25/2034 (f)	2,828,453	2,905,750
2004-AR11, 2.525%, 12/25/2034 (f)	1,164,427	1,197,902
2005-AR3, 2.704%, 04/25/2035 (f)	991,888	993,608
2005-AR9, 3.255%, 07/25/2035 (f)	3,128,733	2,247,345
2005-AR23, 2.504%, 11/25/2035 (f)	674,204	664,272
2005-AR23, 2.769%, 11/25/2035 (f)	1,157,612	1,135,927
2005-AR25, 2.919%, 12/25/2035 (f)	2,213,639	1,711,435
2005-AR35, 2.941%, 02/25/2036 (f)	1,298,497	1,231,415
2006-AR3, 2.919%, 03/25/2036 (f)	5,998,725	5,255,228
2006-AR9, 2.926%, 06/25/2036 (f)	1,700,734	1,692,829
2006-AR25, 2.940%, 09/25/2036 (f)	1,454,080	1,463,723
2006-AR25, 3.104%, 09/25/2036 (f)	2,167,252	1,721,921
2006-AR31, 3.059%, 11/25/2036 (f)	4,529,468	4,487,832
Jefferies Resecuritization Trust
2009-R1, 2.618%, 11/26/2035 (a)(f)	859,168	857,039
JP Morgan Alternative Loan Trust
2006-S4, 6.460%, 12/25/2036 (h)	683,746	685,660
2008-R4, 6.000%, 12/27/2036 (a)	5,600,973	4,075,359
JP Morgan Mortgage Trust
2005-S3, 5.750%, 01/25/2036	49,496	32,231
2007-A3, 2.561%, 05/25/2037 (f)	3,177,435	2,778,888
JP Morgan Resecuritization Trust
2009-7, 6.049%, 07/27/2037 (a)(f)	76,769	76,976
Lehman Mortgage Trust
2005-2, 5.500%, 12/25/2035	1,626,753	1,178,856
2005-2, 5.750%, 12/25/2035	575,299	435,544
2005-3, 0.592% (1 Month LIBOR USD + 0.500%), 01/25/2036 (b)	965,211	481,329
2005-3, 4.658% (1 Month LIBOR USD + 4.750%), 01/25/2036 (b)(e)(i)(j)	965,211	205,266
2005-3, 5.500%, 01/25/2036	242,602	181,246
2006-1, 5.500%, 02/25/2036	413,931	309,972
2006-3, 6.000%, 07/25/2036	3,567,974	2,505,656
2006-3, 6.000%, 07/25/2036	7,909,534	5,540,447
2007-4, 5.750%, 05/25/2037	1,094,334	799,707
2007-4, 5.750%, 05/25/2037	2,391,121	1,747,360
2007-5, 5.750%, 06/25/2037	1,916,680	1,962,943
2007-5, 6.000%, 06/25/2037	2,502,070	1,079,278
2007-5, 6.000%, 06/25/2037	6,833,905	2,947,831
MASTR Adjustable Rate Mortgages Trust
2004-4, 2.221%, 05/25/2034 (f)	97,527	97,233
2005-1, 2.553%, 02/25/2035 (f)	136,562	140,313
MASTR Alternative Loan Trust
2003-5, 5.919%, 08/25/2033 (f)	764,386	666,673
2003-7, 6.250%, 11/25/2033	185,830	195,998
2004-6, 5.500%, 07/25/2034	197,089	205,747
2004-6, 6.000%, 07/25/2034	174,499	184,917
2004-11, 6.500%, 10/25/2034	536,922	578,622
2005-2, 5.500%, 03/25/2035	2,000,000	2,253,243
2005-6, 5.500%, 12/25/2035	378,827	340,966
MASTR Asset Securitization Trust
2002-NC1, 3.242% (1 Month LIBOR USD + 3.150%), 10/25/2032 (b)	269,740	271,737
2006-1, 0.542% (1 Month LIBOR USD + 0.450%), 05/25/2036 (b)	643,209	113,212
2006-2, 6.000% (1 Month LIBOR USD + 6.000%), 06/25/2036 (b)	1,379,289	1,169,207
Merrill Lynch Mortgage Investors Trust
2006-F1, 6.000%, 04/25/2036	2,310,297	1,568,523
Merrill Lynch Mortgage Investors Trust MLCC
2004-D, 0.873% (6 Month LIBOR USD + 0.720%), 09/25/2029 (b)	668,512	653,323
Merrill Lynch Mortgage Investors Trust MLMI
2005-A5, 3.002%, 06/25/2035 (f)	348,896	356,413
2005-A7, 3.026%, 09/25/2035 (f)	4,531,623	4,111,831
Morgan Stanley Mortgage Loan Trust
2005-7, 5.500%, 11/25/2035	1,038,442	1,065,502
2005-7, 5.500%, 11/25/2035	368,008	362,390
2006-2, 5.491%, 02/25/2036 (f)	817,814	658,651
2006-2, 6.500%, 02/25/2036	918,203	638,469
2006-11, 6.000%, 08/25/2036	2,064,795	1,308,033
2006-11, 6.000%, 08/25/2036	1,689,576	1,500,899
2007-8XS, 6.000%, 04/25/2037 (f)	1,406,308	693,998
2007-3XS, 5.763%, 01/25/2047 (h)	6,985,309	3,052,173
Morgan Stanley Reremic Trust
2012-R3, 2.557%, 11/26/2036 (a)(f)	1,062,427	1,031,064
Nomura Asset Acceptance Corp. Alternative Loan Trust
2005-WF1, 5.659%, 03/25/2035 (h)	45,940	46,817
2005-AR3, 5.688%, 07/25/2035 (f)	527,735	537,140
2007-1, 5.669%, 03/25/2047 (h)	1,000,604	1,009,696
2007-1, 5.995%, 03/25/2047 (h)	1,839,931	1,864,130
Nomura Resecuritization Trust
2011-4RA, 2.768%, 12/26/2036 (a)(f)	6,447,281	6,375,972
Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates
2005-5, 5.850%, 12/25/2035 (f)	192,540	194,068
Ownit Mortgage Loan Trust
2006-2, 6.133%, 01/25/2037 (h)	42,379	42,561
RAAC Trust
2005-SP1, 6.000%, 09/25/2034	3,014	2,979
RALI Trust
2006-QA1, 5.328%, 01/25/2036 (f)	216,532	205,844
2006-QS1, 5.750%, 01/25/2036	231,213	231,348
2006-QS6, 6.000%, 06/25/2036	955,120	947,147
2006-QS6, 6.000%, 06/25/2036	490,583	486,488
2006-QS9, 0.792% (1 Month LIBOR USD + 0.700%), 07/25/2036 (b)	1,641,803	1,195,115
2006-QS13, 6.000%, 09/25/2036	2,650,645	2,537,728
2006-QS17, 0.442% (1 Month LIBOR USD + 0.350%), 12/25/2036 (b)	942,101	745,035
2006-QS17, 6.000%, 12/25/2036	373,681	364,441
2007-QS1, 5.750%, 01/25/2037	439,956	417,700
2007-QS1, 6.000%, 01/25/2037	1,365,309	1,307,868
2007-QS6, 6.000%, 04/25/2037	3,165,777	3,156,870
2007-QS10, 6.500%, 09/25/2037	353,554	350,171
RBSSP Resecuritization Trust
2009-7, 6.000%, 03/26/2036 (a)(f)	4,188,120	3,057,101
Renaissance Home Equity Loan Trust
2005-1, 5.016%, 05/25/2035 (h)	268,486	274,671
Resecuritization Pass-Through Trust
2005-8R, 6.000%, 10/25/2034	1,901,114	1,986,263
Residential Asset Securitization Trust
2003-A9, 4.000%, 08/25/2033	1,131,331	1,155,056
2004-R2, 5.500%, 08/25/2034	1,945,046	2,007,824
2005-A5, 5.500%, 05/25/2035	1,153,587	1,008,171
2005-A11, 4.850%, 10/25/2035	3,761,695	2,378,907
2005-A11, 5.500%, 10/25/2035	272,509	239,633
2005-A11, 6.000%, 10/25/2035	428,189	313,515
2005-A15, 5.750%, 02/25/2036	3,646,107	2,166,780
2006-A5CB, 6.000%, 06/25/2036	2,338,337	1,389,281
2006-A10, 0.742% (1 Month LIBOR USD + 0.650%), 09/25/2036 (b)	10,528,923	2,470,687
2006-A10, 5.758% (1 Month LIBOR USD + 5.850%), 09/25/2036 (b)(e)(i)(j)	10,528,923	2,999,519
2006-A15, 0.692% (1 Month LIBOR USD + 0.600%), 01/25/2037 (b)	17,053,349	4,240,929
2006-A15, 5.558% (1 Month LIBOR USD + 5.650%), 01/25/2037 (b)(e)(i)(j)	17,053,349	4,784,239
RFMSI Trust
2005-SA4, 2.942%, 09/25/2035 (f)	1,758,787	1,277,009
2005-SA4, 3.155%, 09/25/2035 (f)	1,529,541	1,179,972
2005-SA4, 3.211%, 09/25/2035 (f)	271,072	266,031
2006-S3, 5.500%, 03/25/2036	2,252,625	2,144,619
2006-S4, 6.000%, 04/25/2036	2,061,931	1,994,489
2006-S5, 6.000%, 06/25/2036	223,020	220,795
2006-S5, 6.000%, 06/25/2036	459,097	454,517
2006-S5, 6.000%, 06/25/2036	1,923,971	1,904,776
2006-S5, 6.000%, 06/25/2036	239,116	233,976
2006-S6, 6.000%, 07/25/2036	125,359	123,465
2006-S6, 6.000%, 07/25/2036	645,377	635,625
2006-S7, 6.250%, 08/25/2036	1,256,519	1,247,322
2006-S7, 6.500%, 08/25/2036	751,224	746,665
2006-S9, 5.750%, 09/25/2036	1,771,993	1,705,855
2007-S1, 6.000%, 01/25/2037	510,584	501,872
2007-S7, 6.000%, 07/25/2037	1,773,079	1,716,391
Specialty Underwriting & Residential Finance Trust
2006-BC2, 3.521%, 02/25/2037 (h)	877,405	447,188
STARM Mortgage Loan Trust
2007-S1, 2.380%, 01/25/2037 (f)	413,665	357,705
2007-1, 2.344%, 02/25/2037 (f)	5,518,899	5,124,802
2007-2, 2.493%, 04/25/2037 (f)	541,768	309,001
Structured Adjustable Rate Mortgage Loan Trust
2004-18, 2.473%, 12/25/2034 (f)	552,861	552,093
2005-12, 2.683%, 06/25/2035 (f)	729,903	631,444
2005-21, 3.239%, 11/25/2035 (f)	3,710,576	2,965,630
2005-21, 3.393%, 11/25/2035 (f)	217,134	207,094
2006-1, 2.848%, 02/25/2036 (f)	350,004	334,880
2006-1, 2.862%, 02/25/2036 (f)	1,329,679	1,226,378
2006-4, 3.174%, 05/25/2036 (f)	680,173	556,868
2006-12, 3.745%, 01/25/2037 (f)	623,360	561,148
2007-5, 0.532% (1 Month LIBOR USD + 0.440%), 06/25/2037 (b)	1,905,584	1,841,759
2007-6, 0.472% (1 Month LIBOR USD + 0.380%), 07/25/2037 (b)	5,314,711	5,266,132
2007-9, 1.694% (6 Month LIBOR USD + 1.500%), 10/25/2037 (b)	1,040,620	1,069,931
Suntrust Alternative Loan Trust
2005-1F, 5.750%, 12/25/2035	1,083,881	1,065,512
2005-1F, 6.000%, 12/25/2035	2,502,915	2,479,566
2005-1F, 6.500%, 12/25/2035	2,527,664	2,563,172
TBW Mortgage-Backed Trust
2006-2, 5.500%, 07/25/2036 (e)	89,156	14,302
Volt LLC
2021-NPL4, 4.949%, 03/27/2051 (a)(h)	1,650,000	1,636,736
WaMu Mortgage Pass-Through Certificates Trust
2003-S4, 5.635%, 06/25/2033 (f)	2,183,812	2,275,744
2003-AR10, 2.492%, 10/25/2033 (f)	8,498,920	8,600,305
2004-S2, 6.000%, 06/25/2034	60,207	62,155
2005-AR14, 2.838%, 12/25/2035 (f)	5,614,135	5,707,053
2006-AR10, 2.694%, 09/25/2036 (f)	1,074,544	1,037,013
2006-AR16, 2.756%, 12/25/2036 (f)	1,171,627	1,160,752
2007-HY2, 2.984%, 12/25/2036 (f)	15,290,875	15,340,246
2007-HY3, 2.821%, 03/25/2037 (f)	2,926,930	2,896,654
2007-HY5, 2.883%, 05/25/2037 (f)	1,333,484	1,331,682
2007-HY7, 3.008%, 07/25/2037 (f)	246,012	201,948
2006-AR8, 2.855%, 08/25/2046 (f)	1,729,827	1,725,631
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
2005-1, 6.000%, 03/25/2035	1,312,657	1,322,279
2005-4, 5.500%, 06/25/2035	1,147,730	1,152,031
2005-5, 5.500%, 07/25/2035	1,275,408	1,282,491
2005-6, 5.500%, 08/25/2035	3,207,964	3,167,799
2005-6, 5.500%, 08/25/2035	701,303	692,523
2005-6, 5.500%, 08/25/2035	1,410,258	1,391,548
2005-6, 6.500%, 08/25/2035	379,908	378,614
2005-9, 5.500%, 11/25/2035	462,610	462,363
2006-8, 4.179%, 10/25/2036 (h)	2,472,466	1,235,243
2007-HY1, 0.252% (1 Month LIBOR USD + 0.160%), 02/25/2037 (b)	2,217,978	2,008,481
2007-HY2, 3.490%, 04/25/2037 (f)	1,342,189	839,320
2007-OC2, 0.402% (1 Month LIBOR USD + 0.310%), 06/25/2037 (b)	3,511,137	3,473,140
2007-OC1, 0.332% (1 Month LIBOR USD + 0.240%), 01/25/2047 (b)	4,224,395	4,324,449
Wells Fargo Alternative Loan Trust
2007-PA1, 6.000%, 03/25/2037	1,041,565	1,029,848
2007-PA6, 2.697%, 12/28/2037 (f)	4,942,635	4,869,545
Wells Fargo Mortgage Backed Securities Trust
2004-J, 2.529%, 07/25/2034 (f)	5,014,074	5,046,542
2005-AR14, 2.586%, 08/25/2035 (f)	767,167	777,494
2006-AR1, 2.647%, 03/25/2036 (f)	1,802,798	1,803,448
2006-AR5, 2.614%, 04/25/2036 (f)	3,278,274	3,267,010
2006-AR5, 2.637%, 04/25/2036 (f)	1,518,709	1,508,137
2006-AR19, 2.707%, 12/25/2036 (f)	2,369,264	2,361,527
2007-AR3, 2.672%, 04/25/2037 (f)	910,898	855,736
TOTAL NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $776,368,057)		726,913,307

NON-AGENCY COMMERICAL MORTGAGE BACKED SECURITIES - 16.54%
225 Liberty Street Trust
2016-225L, 4.803%, 02/10/2036 (a)(f)	5,000,000	5,239,820
2016-225L, 4.803%, 02/10/2036 (a)(f)	4,500,000	4,621,626
BANK
2021-BNK35, 1.160%, 07/15/2031 (j)	48,845,881	3,890,902
2019-BNK16, 1.107%, 02/15/2052 (f)(j)	78,991,069	4,491,780
2019-BNK17, 0.720%, 04/15/2052 (f)(j)	123,653,000	5,080,556
2019-BNK17, 1.748%, 04/15/2052 (a)(f)(j)	11,541,000	1,209,920
2019-BNK21, 1.232%, 10/17/2052 (a)(f)(j)	18,699,333	1,459,836
2019-BNK21, 2.808%, 10/17/2052	11,582,000	12,236,232
2019-BNK23, 0.267%, 12/15/2052 (f)(j)	238,421,000	3,648,819
2019-BNK23, 0.813%, 12/15/2052 (j)	85,345,728	4,231,578
2020-BNK29, 0.726%, 11/15/2053 (f)(j)	132,417,000	7,134,323
2020-BNK30, 2.500%, 12/15/2053 (a)(f)	3,950,000	3,603,574
2020-BNK30, 2.757%, 12/15/2053 (f)	2,450,000	2,412,085
2021-BNK31, 1.739%, 02/15/2054	7,250,000	7,233,447
2021-BNK32, 2.332%, 04/15/2054	10,727,500	11,003,250
2021-BNK32, 2.500%, 04/15/2054 (a)	5,000,000	4,516,199
2019-BNK20, 2.933%, 09/15/2062	2,100,000	2,226,092
2019-BNK24, 0.303%, 11/15/2062 (f)(j)	174,693,000	3,001,959
2020-BNK25, 0.999%, 01/15/2063 (f)(j)	109,069,648	6,721,875
2020-BNK26, 0.717%, 03/15/2063 (f)(j)	226,593,000	10,747,714
2020-BNK28, 1.088%, 03/15/2063 (f)(j)	29,969,467	2,368,706
2020-BNK26, 2.041%, 03/15/2063	5,200,000	5,232,284
2021-BNK34, 1.089%, 06/15/2063 (j)	95,815,844	7,164,917
2021-BNK34, 2.754%, 06/15/2063 (f)	8,000,000	8,186,149
2021-BNK33, 2.218%, 05/15/2064	12,599,000	12,870,473
2021-BNK35, 2.067%, 06/15/2064	10,400,000	10,486,678
2021-BNK36, 1.027%, 09/15/2064 (j)	94,245,379	5,984,921
2021-BNK36, 2.283%, 09/15/2064	12,250,000	12,494,659
2021-BNK37, 2.487%, 11/15/2064	14,400,000	14,896,745
Barclays Commercial Mortgage Trust
2019-C3, 0.934%, 05/15/2052 (f)(j)	56,340,000	3,151,507
2019-C4, 1.292%, 08/15/2052 (f)(j)	43,170,000	3,418,404
2019-C5, 0.500%, 11/15/2052 (f)(j)	174,774,000	4,515,269
2019-C5, 1.480%, 11/15/2052 (a)(f)(j)	12,996,000	1,182,537
BBCMS Mortgage Trust
2020-C6, 0.791%, 02/15/2053 (f)(j)	59,000,000	3,144,051
2020-C6, 1.169%, 02/15/2053 (f)(j)	93,488,769	6,518,841
2020-C7, 1.101%, 04/15/2053 (f)(j)	17,140,000	1,347,058
2020-C7, 1.741%, 04/15/2053 (f)(j)	22,086,276	2,198,035
2021-C9, 1.119%, 02/15/2054 (f)(j)	68,467,000	5,662,467
2021-C9, 1.960%, 02/15/2054	10,000,000	10,040,052
2021-C9, 2.534%, 02/15/2054	8,500,000	8,614,062
2021-C10, 2.268%, 07/15/2054	10,000,000	10,203,228
2021-C10, 1.146%, 07/15/2054 (j)	73,112,500	6,399,998
2021-C10, 1.434%, 07/15/2054 (j)	65,650,613	6,291,535
2021-C11, 1.085%, 09/15/2054 (j)	29,540,000	2,572,447
2021-C11, 2.108%, 09/15/2054	29,000,000	29,315,633
2021-C12, 0.595%, 11/15/2054 (j)	59,992,000	3,401,252
2021-C12, 0.960%, 11/15/2054 (j)	101,966,000	7,570,496
2021-C12, 2.500%, 11/15/2054 (a)	4,750,000	4,149,986
2021-C12, 2.542%, 11/15/2054	12,000,000	12,455,476
2021-C12, 2.758%, 11/15/2054	9,000,000	9,124,628
Benchmark Mortgage Trust
2021-B28, 1.406%, 08/15/2054 (j)	86,590,312	8,250,351
2019-B9, 1.206%, 03/15/2052 (f)(j)	29,769,119	1,894,540
2019-B9, 2.168%, 03/15/2052 (a)(f)(j)	11,513,000	1,464,497
2019-B12, 0.553%, 08/15/2052 (a)(f)(j)	93,260,000	2,833,705
2020-B16, 0.302%, 02/15/2053 (a)(f)(j)	70,467,000	1,351,282
2020-B16, 1.047%, 02/15/2053 (f)(j)	102,967,867	6,697,370
2020-B20, 0.697%, 10/15/2053 (f)(j)	79,394,000	3,617,985
2020-B21, 1.798%, 12/17/2053	5,466,000	5,466,857
2020-B22, 1.731%, 01/15/2054	2,080,000	2,069,085
2021-B23, 1.011%, 02/15/2054 (a)(f)(j)	105,441,000	8,121,076
2021-B23, 1.384%, 02/15/2054 (f)(j)	66,977,204	6,083,827
2021-B23, 1.766%, 02/15/2054	5,000,000	4,990,087
2021-B24, 0.709%, 03/15/2054 (f)(j)	99,123,000	5,325,492
2021-B24, 1.273%, 03/15/2054 (f)(j)	66,688,614	5,510,680
2021-B24, 2.256%, 03/15/2054	5,400,000	5,536,322
2021-B25, 0.780%, 04/15/2054 (j)	93,350,000	5,506,987
2021-B25, 1.229%, 04/15/2054 (j)	79,593,783	6,625,976
2021-B26, 1.481%, 06/15/2054 (j)	10,836,000	1,271,745
2021-B26, 2.688%, 06/15/2054 (f)	6,000,000	6,074,287
2021-B27, 1.388%, 07/15/2054 (j)	100,940,294	9,562,932
2021-B27, 1.604%, 07/15/2054 (j)	21,507,000	2,769,691
2021-B27, 2.000%, 07/15/2054 (a)	5,000,000	4,213,706
2021-B27, 2.355%, 07/15/2054	6,000,000	5,927,324
2021-B28, 1.068%, 08/15/2054 (j)	32,491,000	2,745,064
2021-B28, 1.980%, 08/15/2054	10,000,000	10,036,264
2021-B29, 1.418%, 09/15/2054 (j)	27,615,000	3,087,412
2021-B29, 2.000%, 09/15/2054 (a)	8,953,000	6,995,540
2021-B29, 2.205%, 09/15/2054	24,171,000	24,560,298
2021-B30, 0.594%, 11/15/2054 (a)(f)(j)	83,683,000	4,273,072
2021-B30, 1.300%, 11/15/2054 (a)(f)(j)	18,582,000	2,054,773
2021-B30, 2.000%, 11/15/2054 (a)	1,500,000	1,290,716
2021-B30, 2.000%, 11/15/2054 (a)	2,250,000	1,771,639
2021-B30, 2.431%, 11/15/2054	5,250,000	5,418,601
2021-B30, 2.880%, 11/15/2054 (f)	2,500,000	2,511,373
2019-B13, 0.541%, 08/15/2057 (a)(f)(j)	82,774,000	2,445,790
2019-B13, 1.642%, 08/15/2057 (a)(f)(j)	12,071,000	1,247,904
California Housing Finance Agency
2021-2, 0.824%, 03/25/2035 (j)	32,500,000	2,182,050
2021-1, 0.796%, 11/20/2035 (j)	28,758,810	1,935,468
2021-3, 0.764%, 11/20/2036 (j)	26,300,000	1,916,744
Cantor Commercial Real Estate Lending
2019-CF2, 0.767%, 11/15/2052 (f)(j)	134,736,000	6,219,670
CCUBS Commercial Mortgage Trust
2017-C1, 0.395%, 11/15/2050 (f)(j)	40,062,667	730,306
CD Mortgage Trust
2017-CD3, 0.723%, 02/10/2050 (f)(j)	61,857,000	1,839,046
2018-CD7, 4.213%, 08/15/2051	3,236,000	3,562,514
CGMS Commercial Mortgage Trust
2017-B1, 0.345%, 08/15/2050 (f)(j)	38,016,000	433,934
Citigroup Commercial Mortgage Trust
2013-GC17, 5.259%, 11/10/2046 (f)	5,000,000	5,169,867
2014-GC19, 4.805%, 03/10/2047 (f)	3,030,000	3,213,289
2014-GC19, 5.260%, 03/10/2047 (f)	2,757,579	2,917,302
2016-C1, 4.117%, 05/10/2049	3,000,000	3,221,177
2016-C1, 5.109%, 05/10/2049 (f)	6,840,000	7,424,768
2016-P6, 4.365%, 12/10/2049 (f)	6,835,000	7,379,886
2017-P7, 0.690%, 04/14/2050 (f)(j)	45,124,000	1,383,132
2017-P8, 4.192%, 09/15/2050	4,160,000	4,569,555
2017-P8, 4.408%, 09/15/2050 (f)	5,000,000	5,373,733
2017-C4, 0.384%, 10/12/2050 (f)(j)	42,746,500	695,772
2017-C4, 1.230%, 10/12/2050 (f)(j)	31,907,940	1,430,905
2018-B2, 0.546%, 03/10/2051 (f)(j)	49,202,000	1,212,268
2018-C5, 0.332%, 06/10/2051 (a)(f)(j)	28,400,000	621,832
2018-C6, 4.343%, 11/10/2051	5,000,000	5,573,361
2018-C6, 4.412%, 11/10/2051	3,000,000	3,455,994
2020-GC46, 0.439%, 02/15/2053 (a)(f)(j)	92,457,000	2,593,622
2020-GC46, 1.106%, 02/15/2053 (f)(j)	89,694,564	6,020,317
2019-GC41, 1.185%, 08/10/2056 (f)(j)	53,362,776	3,393,403
2019-GC41, 3.018%, 08/10/2056	10,339,000	10,863,365
2019-C7, 0.412%, 12/15/2072 (a)(f)(j)	50,711,000	1,173,752
2019-C7, 1.001%, 12/15/2072 (f)(j)	76,378,042	4,506,633
2019-C7, 1.329%, 12/15/2072 (a)(f)(j)	39,933,000	3,503,115
2019-C7, 3.667%, 12/15/2072 (f)	4,000,000	4,294,156
COMM Mortgage Trust
2014-CR18, 4.456%, 07/15/2047 (f)	4,550,700	4,806,990
2013-CR11, 1.076%, 08/10/2050 (f)(j)	49,783,298	663,293
2019-GC44, 1.144%, 08/15/2057 (a)(f)(j)	19,460,000	1,463,314
CSAIL Commercial Mortgage Trust
2016-C5, 1.000%, 11/15/2048 (a)(f)(j)	46,821,000	1,603,905
2015-C1, 0.500%, 04/15/2050 (a)(f)(j)	62,192,000	847,578
2017-C8, 0.472%, 06/15/2050 (f)(j)	74,773,000	1,446,117
2019-C17, 1.504%, 09/15/2052 (f)(j)	85,506,855	7,050,442
2019-C18, 1.203%, 12/15/2052 (f)(j)	92,922,213	5,782,326
Freddie Mac Multifamily Structured Credit Risk
2021-MN3, 4.048% (SOFR30A + 4.000%), 11/25/2051 (a)(b)	4,500,000	4,552,133
FREMF Mortgage Trust
2019-KF62, 2.138% (1 Month LIBOR USD + 2.050%), 04/25/2026 (a)(b)	3,558,069	3,541,614
2019-K735, 4.156%, 05/25/2026 (a)(f)	6,000,000	6,502,203
2018-KF48, 2.138% (1 Month LIBOR USD + 2.050%), 06/25/2028 (a)(b)	9,001,039	8,947,043
2018-KF50, 1.988% (1 Month LIBOR USD + 1.900%), 07/25/2028 (a)(b)	3,255,452	3,220,429
2019-K734, 4.189%, 02/25/2051 (a)(f)	5,000,000	5,390,327
2019-K101, 3.639%, 10/25/2052 (a)(f)	10,000,000	10,616,866
GS Mortgage Securities Corp. II
2012-BWTR, 3.255%, 11/05/2034 (a)	6,608,000	6,605,555
2018-GS10, 1.556%, 07/10/2051 (a)(f)(j)	24,049,000	2,118,823
GS Mortgage Securities Trust
2015-GC32, 4.564%, 07/10/2048 (f)	5,100,000	5,445,279
2016-GS3, 3.395%, 10/10/2049 (f)	10,417,000	10,749,044
2015-GC30, 4.164%, 05/10/2050 (f)	2,960,000	3,139,338
2017-GS8, 0.527%, 11/10/2050 (f)(j)	44,642,000	998,963
2019-GC38, 1.995%, 02/10/2052 (a)(f)(j)	20,916,000	2,533,030
2019-GC39, 0.791%, 05/10/2052 (f)(j)	69,588,000	3,182,579
2019-GC39, 1.778%, 05/10/2052 (a)(f)(j)	8,215,000	892,112
2019-GC40, 1.297%, 07/10/2052 (a)(f)(j)	5,920,000	504,063
2019-GSA1, 0.954%, 11/10/2052 (f)(j)	72,734,957	4,133,651
2020-GSA2, 1.055%, 12/12/2053 (a)(f)(j)	73,324,000	5,702,782
JP Morgan Chase Commercial Mortgage Securities Trust
2012-CBX, 4.977%, 06/15/2045 (f)	6,680,000	6,501,679
2015-JP1, 4.876%, 01/15/2049 (f)	5,485,000	5,859,902
2007-CB20, 0.000%, 02/12/2051 (a)(d)(e)(f)(j)	319,339	-
JPMBB Commercial Mortgage Securities Trust
2015-C28, 3.532%, 10/15/2048	5,000,000	5,118,452
2015-C32, 0.500%, 11/15/2048 (a)(f)(j)	23,066,000	381,053
JPMCC Commercial Mortgage Securities Trust
2017-JP6, 0.730%, 07/15/2050 (f)(j)	68,830,000	2,406,476
JPMDB Commercial Mortgage Securities Trust
2016-C4, 3.638%, 12/15/2049 (f)	5,500,000	5,710,430
Morgan Stanley Bank of America Merrill Lynch Trust
2013-C12, 4.482%, 10/15/2046 (f)	5,000,000	5,246,608
2015-C27, 4.656%, 12/15/2047 (f)	3,000,000	3,179,788
2015-C25, 4.677%, 10/15/2048 (f)	5,195,000	5,476,872
2016-C31, 1.432%, 11/15/2049 (a)(f)(j)	21,212,500	1,125,474
2015-C23, 4.282%, 07/15/2050 (f)	3,845,000	4,104,192
2017-C34, 4.111%, 11/15/2052 (f)	5,054,000	5,505,936
Morgan Stanley Capital I Trust
2016-BNK2, 0.663%, 11/15/2049 (f)(j)	58,680,000	1,501,175
2017-H1, 4.281%, 06/15/2050 (f)	1,700,000	1,800,994
2018-H3, 0.534%, 07/15/2051 (f)(j)	135,712,000	3,333,602
2018-H3, 2.026%, 07/15/2051 (a)(f)(j)	15,363,500	1,620,461
2018-H3, 4.120%, 07/15/2051	5,000,000	5,473,851
2019-L2, 0.790%, 03/15/2052 (f)(j)	127,093,000	5,532,231
2019-H7, 0.807%, 07/15/2052 (f)(j)	130,723,000	6,255,030
2021-L5, 2.500%, 05/15/2054 (a)	3,500,000	3,092,349
2021-L5, 3.102%, 05/15/2054	6,627,000	6,890,805
2021-L6, 2.250%, 06/15/2054	11,900,000	12,134,770
2021-L6, 2.951%, 06/15/2054	7,500,000	7,711,098
2021-L7, 2.336%, 10/15/2054	15,100,000	15,456,387
MSC
2021-L5, 0.838%, 05/15/2054 (j)	70,387,500	4,535,883
2021-L7, 0.526%, 10/15/2054 (j)	143,080,000	5,774,437
2017-H1, 2.318%, 06/15/2050 (j)	8,725,000	923,756
RBS Commercial Funding Inc. Trust
2013-SMV, 3.704%, 03/11/2031 (a)(f)	6,100,000	5,921,297
UBS Commercial Mortgage Trust
2017-C1, 1.100%, 06/15/2050 (f)(j)	13,000,000	636,898
2017-C6, 0.474%, 12/15/2050 (f)(j)	63,420,500	1,822,255
2017-C7, 0.482%, 12/15/2050 (f)(j)	170,396,000	3,542,601
2018-C12, 0.350%, 08/15/2051 (f)(j)	139,858,000	2,920,501
2018-C12, 0.975%, 08/15/2051 (f)(j)	48,740,651	2,171,903
2018-C13, 0.380%, 10/15/2051 (f)(j)	128,678,000	3,001,968
2018-C13, 2.145%, 10/15/2051 (a)(f)(j)	16,442,000	2,042,910
2018-C13, 4.241%, 10/15/2051	3,274,000	3,585,193
2018-C14, 0.435%, 12/15/2051 (f)(j)	114,392,000	2,738,293
2019-C17, 0.994%, 10/15/2052 (f)(j)	128,213,000	7,789,286
2019-C18, 2.987%, 12/15/2052	4,500,000	4,782,473
2019-C18, 3.378%, 12/15/2052 (f)	4,000,000	4,266,616
UBS-Barclays Commercial Mortgage Trust
2012-C3, 4.365%, 08/10/2049 (a)(f)	6,000,000	6,139,230
Washington State Housing Finance Commission
2021-1, 0.725%, 12/20/2035 (j)	21,126,272	1,284,900
Wells Fargo Commercial Mortgage Trust
2015-NXS1, 3.658%, 05/15/2048 (f)	1,320,000	1,384,504
2016-LC24, 1.127%, 10/15/2049 (f)(j)	66,264,075	2,893,533
2017-RB1, 0.863%, 03/15/2050 (f)(j)	69,254,209	2,576,894
2017-C42, 0.470%, 12/15/2050 (f)(j)	116,750,000	2,485,409
2018-C48, 0.378%, 01/15/2052 (f)(j)	138,642,000	2,779,273
2018-C48, 4.245%, 01/15/2052	7,000,000	7,743,416
2019-C49, 0.774%, 03/15/2052 (f)(j)	125,812,000	5,460,719
2019-C49, 3.933%, 03/15/2052	5,000,000	5,503,093
2019-C49, 4.546%, 03/15/2052	4,647,000	5,232,569
2019-C50, 1.031%, 05/15/2052 (f)(j)	36,427,311	2,242,691
2019-C51, 0.826%, 06/15/2052 (f)(j)	130,394,000	6,194,171
2019-C52, 1.240%, 08/15/2052 (f)(j)	86,124,292	6,601,341
2019-C52, 1.739%, 08/15/2052 (f)(j)	59,144,451	5,668,777
2019-C53, 0.584%, 10/15/2052 (f)(j)	105,325,000	3,908,463
2019-C53, 3.514%, 10/15/2052 (f)	5,000,000	5,316,090
2020-C55, 0.947%, 02/15/2053 (f)(j)	58,030,370	3,554,459
2020-C56, 0.373%, 06/15/2053 (f)(j)	127,035,000	3,123,079
2020-C56, 2.422%, 06/15/2053	2,250,000	2,328,591
2020-C58, 1.254%, 07/15/2053 (f)(j)	109,974,000	10,019,401
2020-C57, 0.812%, 08/15/2053 (f)(j)	74,972,000	4,376,828
2020-C57, 1.914%, 08/15/2053	6,000,000	5,981,255
2021-C59, 1.040%, 04/15/2054 (j)	65,782,000	5,135,305
2021-C59, 1.583%, 04/15/2054 (j)	40,274,000	4,800,939
2021-C59, 3.284%, 04/15/2054	7,648,000	7,878,738
2021-C60, 1.227%, 08/15/2054	40,551,000	3,979,448
2021-C60, 1.683%, 08/15/2054	41,543,821	4,880,834
2021-C60, 2.130%, 08/15/2054	5,658,000	5,723,264
2021-C60, 2.730%, 08/15/2054	6,814,678	6,947,528
2021-C60, 2.738%, 08/15/2054	3,000,000	2,958,798
2021-C61, 1.391%, 11/15/2054 (j)	9,132,000	1,069,284
2021-C61, 2.525%, 11/15/2054	15,000,000	15,449,445
2021-C61, 3.113%, 11/15/2054	4,221,000	4,347,402
2015-C30, 4.067%, 09/15/2058 (f)	10,000,000	10,730,557
2015-C30, 4.400%, 09/15/2058 (f)	5,800,000	6,175,939
2018-C47, 0.282%, 09/15/2061 (f)(j)	164,144,000	2,031,906
2018-C47, 4.673%, 09/15/2061 (f)	8,000,000	9,084,900
WFRBS Commercial Mortgage Trust
2013-UBS1, 5.207%, 03/15/2046 (f)	7,500,000	7,932,555
TOTAL NON-AGENCY COMMERICAL MORTGAGE BACKED SECURITIES (Cost $1,143,459,449)		1,106,330,479

AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - 6.92%
FHMR
2021-RR17, 2.038%, 08/27/2027 (f)(j)	70,015,000	6,662,109
2020-RR09, 2.676%, 08/27/2029 (f)(j)	42,360,000	6,474,667
Freddie Mac Multifamily ML Certificates
2020-ML07, 2.021%, 10/25/2036 (a)(f)(j)	25,329,414	4,879,458
2019-ML06, 1.132%, 06/25/2037 (a)(f)(j)	10,047,296	1,052,856
2021-ML08, 1.846%, 07/25/2037 (f)(j)	33,542,904	5,985,060
2021-ML10, 2.125%, 01/25/2038 (f)(j)	14,450,566	3,020,891
2021-ML11, 0.771%, 03/25/2038 (f)(j)	34,817,717	2,402,423
2021-ML10, 1.578%, 06/25/2038 (f)(j)	15,352,542	2,363,524
2021-ML09, 1.552%, 02/25/2040 (f)(j)	44,488,680	7,030,991
2021-ML12, 1.219%, 07/25/2041 (f)(j)	18,276,000	2,415,539
Freddie Mac Multifamily Structured Pass Through Certificates
K018, 1.358%, 01/25/2022 (f)(j)	25,553,471	963
K019, 1.723%, 03/25/2022 (f)(j)	73,281,679	3,180
K021, 1.508%, 06/25/2022 (f)(j)	66,538,012	121,206
K723, 1.035%, 08/25/2023 (f)(j)	64,314,745	849,984
K723, 0.962%, 09/25/2023 (f)(j)	61,645,000	878,873
K728, 0.504%, 08/25/2024 (f)(j)	58,040,976	543,159
K729, 0.474%, 10/25/2024 (f)(j)	48,850,328	406,190
K042, 1.163%, 12/25/2024 (f)(j)	115,143,706	3,207,996
K046, 0.476%, 03/25/2025 (f)(j)	449,162,059	4,955,380
K049, 0.712%, 07/25/2025 (f)(j)	93,449,562	1,755,422
K734, 0.785%, 02/25/2026 (f)(j)	64,793,254	1,538,956
K735, 1.095%, 05/25/2026 (f)(j)	59,309,493	2,245,018
K735, 1.501%, 05/25/2026 (f)(j)	70,547,000	4,055,557
K737, 1.117%, 10/25/2026 (f)(j)	20,050,000	933,017
K061, 0.174%, 11/25/2026 (f)(j)	72,512,000	346,847
K062, 0.303%, 12/25/2026 (f)(j)	79,423,000	832,035
K063, 0.418%, 01/25/2027 (f)(j)	376,566,676	4,982,994
K064, 0.741%, 03/25/2027 (f)(j)	126,209,355	3,641,607
K738, 1.481%, 03/25/2027 (f)(j)	24,099,000	1,643,716
K065, 0.688%, 05/25/2027 (f)(j)	57,193,000	1,698,712
K066, 0.887%, 06/25/2027 (f)(j)	31,607,545	1,164,036
KW03, 0.978%, 06/25/2027 (f)(j)	15,714,024	540,418
K067, 0.711%, 07/25/2027 (f)(j)	40,531,606	1,199,849
K068, 0.561%, 08/25/2027 (f)(j)	103,715,204	2,367,663
K069, 0.489%, 09/25/2027 (f)(j)	30,182,128	602,550
K739, 1.710%, 09/25/2027 (f)(j)	32,621,072	2,781,302
K070, 0.455%, 11/25/2027 (f)(j)	277,457,155	5,135,177
K072, 0.493%, 12/25/2027 (f)(j)	60,882,877	1,254,029
K073, 0.334%, 01/25/2028 (f)(j)	54,203,000	771,677
K073, 0.434%, 01/25/2028 (f)(j)	156,109,096	2,909,249
K742, 1.016%, 04/25/2028 (f)(j)	89,849,000	5,067,376
K743, 1.391%, 05/25/2028 (f)(j)	99,488,000	7,841,167
KW06, 0.243%, 06/25/2028 (f)(j)	585,577,801	5,006,222
K080, 0.263%, 07/25/2028 (f)(j)	429,499,997	4,259,652
K081, 0.212%, 08/25/2028 (f)(j)	154,594,686	1,085,239
K084, 0.332%, 10/25/2028 (f)(j)	338,409,979	4,916,014
K089, 0.599%, 01/25/2029 (f)(j)	53,965,000	1,784,552
K088, 0.653%, 01/25/2029 (f)(j)	149,688,934	5,196,496
K090, 0.852%, 02/25/2029 (f)(j)	77,848,074	3,726,922
K091, 0.632%, 03/25/2029 (f)(j)	53,659,000	1,925,381
K090, 0.768%, 03/25/2029 (f)(j)	50,517,000	2,245,683
KW09, 0.939%, 05/25/2029 (f)(j)	63,306,736	3,186,753
K093, 1.092%, 05/25/2029 (f)(j)	54,547,884	3,413,754
K094, 1.015%, 06/25/2029 (f)(j)	194,847,823	11,560,068
K097, 1.218%, 07/25/2029 (f)(j)	72,885,846	5,433,290
KG02, 1.144%, 08/25/2029 (f)(j)	33,000,000	2,198,120
K098, 1.268%, 08/25/2029 (f)(j)	62,060,779	4,853,203
K098, 1.515%, 08/25/2029 (f)(j)	14,661,000	1,465,320
KW10, 0.773%, 09/25/2029 (f)(j)	73,825,352	3,325,684
K099, 1.004%, 09/25/2029 (f)(j)	210,986,716	12,974,375
K100, 1.030%, 09/25/2029 (f)(j)	62,086,000	4,161,252
K102, 0.945%, 10/25/2029 (f)(j)	165,772,058	9,681,271
K101, 1.205%, 10/25/2029 (f)(j)	65,686,000	5,294,108
K103, 0.756%, 11/25/2029 (f)(j)	125,327,165	5,802,547
K107, 1.665%, 02/25/2030 (f)(j)	118,898,000	13,907,226
K108, 1.780%, 03/25/2030 (f)(j)	70,601,000	8,951,084
K108, 1.810%, 03/25/2030 (f)(j)	16,048,933	1,982,724
K112, 1.536%, 05/25/2030 (f)(j)	46,590,700	4,977,093
K111, 1.681%, 05/25/2030 (f)(j)	109,030,794	12,617,599
K112, 1.766%, 05/25/2030 (f)(j)	44,272,000	5,717,198
K114, 1.212%, 06/25/2030 (f)(j)	58,880,929	4,961,019
K115, 1.429%, 06/25/2030 (f)(j)	54,153,550	5,365,951
K114, 1.436%, 06/25/2030 (f)(j)	42,500,000	4,471,633
KG03, 1.483%, 06/25/2030 (f)(j)	15,600,000	1,568,383
K115, 1.649%, 07/25/2030 (f)(j)	22,290,414	2,702,193
K118, 1.054%, 09/25/2030 (f)(j)	120,884,935	8,902,970
K118, 1.263%, 09/25/2030 (f)(j)	35,916,184	3,405,267
K116, 1.704%, 09/25/2030 (f)(j)	23,000,000	2,918,318
K121, 1.124%, 10/25/2030 (f)(j)	49,249,562	3,824,125
K119, 1.134%, 10/25/2030 (f)(j)	51,000,000	4,646,992
KG04, 0.941%, 11/25/2030 (f)(j)	109,656,764	7,119,323
K122, 0.974%, 11/25/2030 (f)(j)	112,038,650	7,658,447
K122, 1.172%, 11/25/2030 (f)(j)	35,211,000	3,135,068
K121, 1.291%, 11/25/2030 (f)(j)	49,550,000	4,843,235
K123, 1.068%, 12/25/2030 (f)(j)	50,000,000	4,074,800
K125, 0.677%, 01/25/2031 (f)(j)	179,695,855	8,430,647
K125, 0.873%, 01/25/2031 (f)(j)	52,600,000	3,492,829
K124, 1.027%, 01/25/2031 (f)(j)	54,248,000	4,258,929
K152, 1.100%, 01/25/2031 (f)(j)	30,285,168	2,106,618
K127, 0.595%, 02/25/2031 (f)(j)	186,332,000	8,072,144
K128, 0.625%, 03/25/2031 (f)(j)	154,904,393	6,662,082
K128, 0.837%, 03/25/2031 (f)(j)	37,700,000	2,416,570
K129, 1.334%, 05/25/2031 (f)(j)	31,700,000	3,339,050
K130, 1.144%, 06/25/2031 (f)(j)	45,191,682	3,928,924
K131, 0.831%, 07/25/2031 (f)(j)	73,662,347	4,642,628
K130, 1.321%, 07/25/2031 (f)(j)	43,372,188	4,645,808
K155, 0.255%, 04/25/2033 (f)(j)	245,927,310	3,765,295
K1511, 0.929%, 03/25/2034 (f)(j)	132,286,400	9,838,259
K1512, 1.054%, 04/25/2034 (f)(j)	47,586,537	4,060,550
K1513, 0.993%, 08/25/2034 (f)(j)	76,033,203	6,336,645
K1514, 0.702%, 10/25/2034 (f)(j)	76,825,379	4,707,706
K1515, 1.638%, 02/25/2035 (f)(j)	78,828,631	12,332,794
K1516, 1.630%, 05/25/2035 (f)(j)	41,858,697	6,885,199
K1517, 1.410%, 07/25/2035 (f)(j)	81,906,461	11,860,039
K1521, 1.100%, 08/25/2036 (f)(j)	60,433,756	6,687,775
K097, 1.477%, 09/25/2051 (f)(j)	66,115,000	6,329,434
K105, 1.889%, 03/25/2053 (f)(j)	64,122,000	8,438,866
TOTAL AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $446,582,871)		463,048,168

MUNICIPAL BONDS - 32.78%
Alabama - 0.57%
Alabama Federal Aid Highway Finance Authority
1.727%, 09/01/2028	29,500,000	29,830,226
Water Works Board of the City of Birmingham
1.713%, 01/01/2030	4,975,000	4,964,598
1.813%, 01/01/2031	3,290,000	3,284,036
		38,078,860
Alaska - 0.27%
Alaska Municipal Bond Bank Authority
2.022%, 12/01/2030	5,000,000	4,938,158
2.122%, 12/01/2031	3,500,000	3,462,765
Municipality of Anchorage, AK
5.000%, 12/01/2050	8,000,000	9,574,034
		17,974,957
Arizona - 0.30%
City of Tucson, AZ
2.232%, 07/01/2034	11,605,000	11,606,615
Glendale Municipal Property Corp.
6.157%, 07/01/2033	3,000,000	3,876,225
Industrial Development Authority of the City of Phoenix
5.000%, 07/01/2045 (a)	4,285,000	4,725,423
Tempe Industrial Development Authority
4.000%, 10/01/2023 (a)	110,000	110,047
		20,318,310
California - 5.74%
Alvord Unified School District
0.000%, 08/01/2046 (d)	1,975,000	2,656,805
California Pollution Control Financing Authority
4.000%, 11/01/2023 (a)(e)	7,000,000	6,971,994
Chaffey Joint Union High School District
3.143%, 08/01/2043	2,620,000	2,784,324
City of Chula Vista, CA
1.728%, 06/01/2030	2,235,000	2,147,103
1.828%, 06/01/2031	2,000,000	1,915,354
City of Corona, CA
1.863%, 05/01/2028	4,515,000	4,531,995
City of Huntington Beach, CA
2.453%, 06/15/2031	4,000,000	4,080,537
City of Industry, CA
4.000%, 01/01/2028	2,885,000	3,136,461
City of Los Angeles Department of Airports
1.776%, 05/15/2029	9,875,000	9,771,186
1.876%, 05/15/2030	2,000,000	1,979,540
5.000%, 05/15/2046	7,000,000	8,878,772
5.000%, 05/15/2046	8,000,000	10,250,479
6.582%, 05/15/2039	5,255,000	7,064,075
City of Los Angeles, CA
3.550%, 09/01/2031	3,000,000	3,361,965
City of Ontario
3.779%, 06/01/2038	3,000,000	3,288,267
City of Orange, CA
2.220%, 06/01/2030	7,500,000	7,670,401
2.270%, 06/01/2031	12,370,000	12,638,968
City of Sacramento, CA Transient Occupancy Tax Revenue
3.858%, 06/01/2025	3,320,000	3,439,676
City of San Francisco, CA Public Utilities Commission Water Revenue
2.845%, 11/01/2041	2,000,000	2,087,713
City of Santa Ana, CA
1.665%, 08/01/2028	5,500,000	5,401,039
1.869%, 08/01/2029	3,180,000	3,126,575
2.089%, 08/01/2030	1,800,000	1,784,155
City of South Lake Tahoe, CA
4.000%, 06/01/2027	1,600,000	1,764,187
City of Union City, CA
0.000%, 07/01/2025 (d)	2,105,000	1,930,309
City of Whittier, CA
1.566%, 06/01/2028	1,085,000	1,061,073
1.724%, 06/01/2029	1,685,000	1,644,684
Coachella Valley Unified School District
0.000%, 08/01/2034 (d)	1,100,000	857,617
Coast Community College District
2.957%, 08/01/2038	15,000,000	16,046,579
County of San Diego, CA
6.029%, 08/15/2026	645,000	748,118
County of Santa Cruz, CA
1.444%, 06/01/2028	2,000,000	1,948,252
1.661%, 06/01/2029	2,965,000	2,897,332
1.811%, 06/01/2030	3,900,000	3,819,027
Fullerton Public Financing Authority
7.750%, 05/01/2031	1,380,000	1,744,476
Gateway Unified School District, CA
0.000%, 08/01/2033 (d)	2,315,000	1,837,918
0.000%, 08/01/2035 (d)	2,315,000	1,740,992
0.000%, 08/01/2036 (d)	2,315,000	1,691,294
Golden State Tobacco Securitization Corp.
3.000%, 06/01/2046	10,000,000	10,299,807
Inland Empire Tobacco Securitization Corp.
3.678%, 06/01/2038	16,665,000	17,475,887
Los Angeles Community College District, CA
1.806%, 08/01/2030	10,070,000	10,035,466
Los Angeles County Metropolitan Transportation Authority
5.735%, 06/01/2039	12,775,000	17,075,627
Los Angeles Department of Water & Power Power System Revenue
6.574%, 07/01/2045	2,000,000	3,322,872
Los Angeles Housing Authority
5.000%, 06/01/2044	6,510,000	7,647,841
Los Angeles Unified School District, CA
5.750%, 07/01/2034	12,605,000	16,786,753
Monrovia School Facilities Grant Financing Authority
7.000%, 06/01/2027	2,800,000	3,582,756
M-S-R Energy Authority
7.000%, 11/01/2034	3,500,000	5,352,844
Northern California Power Agency
5.679%, 06/01/2035	9,400,000	11,830,191
Norwalk-La Mirada Unified School District
0.000%, 08/01/2038 (d)	4,200,000	2,727,463
Oceanside Unified School District
0.000%, 08/01/2041 (d)	5,225,000	3,289,088
Palmdale Elementary School District
0.000%, 08/01/2029 (d)	540,000	475,331
Pasadena Unified School District
2.881%, 05/01/2037	4,445,000	4,741,207
Peralta Community College District
0.000%, 08/05/2031 (d)	12,350,000	11,609,973
Placentia-Yorba Linda Unified School District
0.000%, 08/01/2035 (d)	7,600,000	5,928,242
Port of Oakland
1.667%, 05/01/2027	3,045,000	3,057,407
1.949%, 05/01/2028	2,750,000	2,777,953
2.049%, 05/01/2029	3,935,000	3,970,965
Poway Unified School District
0.000%, 08/01/2034 (d)	6,480,000	5,167,532
San Diego County Regional Airport Authority
5.000%, 07/01/2046	4,500,000	5,707,211
San Diego Unified School District
0.000%, 07/01/2034 (d)	1,650,000	1,343,062
0.000%, 07/01/2036 (d)	7,895,000	6,042,696
San Francisco City & County Redevelopment Financing Authority
0.000%, 08/01/2036 (d)	5,225,000	3,466,883
5.750%, 08/01/2037	19,400,000	25,693,296
8.406%, 08/01/2039	4,405,000	7,229,597
San Mateo Union High School District
0.000%, 09/01/2041 (d)	10,000,000	12,022,709
Santa Ana Unified School District
0.000%, 08/01/2037 (d)	3,955,000	2,867,816
State of California
1.650%, 10/01/2028	8,165,000	8,171,107
West Contra Costa Unified School District
0.000%, 08/01/2036 (d)	5,000,000	3,706,297
West Sonoma County Union High School District
0.000%, 08/01/2037 (d)	1,840,000	1,357,160
William S. Hart Union High School District
0.000%, 08/01/2034 (d)	2,380,000	1,912,301
0.000%, 08/01/2036 (d)	1,000,000	765,325
Yosemite Community College District
0.000%, 08/01/2038 (d)	6,110,000	4,497,732
Yuba Community College District
0.000%, 08/01/2038 (d)	5,055,000	3,576,628
		384,214,267
Colorado - 0.96%
Board of Governors of Colorado State University System
2.594%, 03/01/2033	4,560,000	4,785,470
2.644%, 03/01/2034	6,275,000	6,526,082
City & County of Denver, CO Airport System Revenue
5.000%, 12/01/2036	10,750,000	14,991,846
City of Fruita, CO Healthcare Revenue
5.000%, 01/01/2028	3,025,000	3,109,053
Colorado Health Facilities Authority
3.796%, 11/01/2044	10,770,000	12,290,490
Ebert Metropolitan District
5.000%, 12/01/2043	10,000,000	12,274,548
Regional Transportation District Sales Tax Revenue
1.837%, 11/01/2031	10,370,000	10,181,378
		64,158,867
District of Columbia - 0.29%
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
8.000%, 10/01/2047	10,200,000	19,151,770
Florida - 2.50%
City of Fort Lauderdale, FL
1.600%, 01/01/2029	5,000,000	4,964,488
1.700%, 01/01/2030	15,085,000	14,971,069
City of Gainesville, FL
0.000%, 10/01/2027 (d)	4,610,000	4,042,087
0.000%, 10/01/2028 (d)	1,400,000	1,188,013
City of Gainesville, FL Utilities System Revenue
5.000%, 10/01/2047	7,030,000	8,775,670
County of Lee, FL Airport Revenue
5.000%, 10/01/2046	3,760,000	4,771,071
County of Miami-Dade, FL
6.875%, 10/01/2034	1,550,000	2,216,928
County of Miami-Dade, FL Aviation Revenue
3.275%, 10/01/2029	5,380,000	5,840,854
3.712%, 10/01/2027	4,500,000	4,974,773
County of Miami-Dade, FL Seaport Department
1.862%, 10/01/2029	10,000,000	9,969,862
County of Miami-Dade, FL Transit System
1.650%, 07/01/2030	16,095,000	15,828,063
County of Pasco, FL
5.000%, 10/01/2048	1,880,000	2,345,047
County of Pasco, FL Second Local Option Fuel Tax Revenue
5.000%, 10/01/2046	14,595,000	18,866,810
Florida Development Finance Corp.
7.375%, 01/01/2049 (a)	7,000,000	7,635,585
Reedy Creek Improvement District
2.497%, 06/01/2034	4,500,000	4,631,703
2.731%, 06/01/2038	18,500,000	19,139,242
State Board of Administration Finance Corp.
2.154%, 07/01/2030	25,000,000	25,144,602
Tampa-Hillsborough County Expressway Authority
1.792%, 07/01/2028	3,900,000	3,915,813
1.892%, 07/01/2029	4,750,000	4,752,685
1.942%, 07/01/2030	3,345,000	3,327,146
		167,301,511
Georgia - 0.06%
Valdosta & Lowndes County Hospital Authority
2.604%, 10/01/2030	2,000,000	2,104,546
3.000%, 10/01/2029	2,000,000	2,169,430
		4,273,976
Hawaii - 0.68%
State of Hawaii
1.710%, 10/01/2028	5,935,000	5,954,705
1.892%, 08/01/2029	12,825,000	12,929,761
State of Hawaii Airports System Revenue
5.000%, 07/01/2043	11,450,000	13,835,258
5.000%, 07/01/2050	10,295,000	12,921,938
		45,641,662
Illinois - 0.32%
City of Chicago, IL Waterworks Revenue
5.750%, 11/01/2030	2,485,000	3,050,802
County of Cook, IL
1.941%, 11/15/2027	4,300,000	4,321,491
Illinois Finance Authority
3.510%, 05/15/2041	7,000,000	7,332,564
Metropolitan Water Reclamation District of Greater Chicago
5.000%, 12/01/2041	2,570,000	3,045,440
State of Illinois
5.750%, 01/01/2037	3,000,000	3,851,926
		21,602,223
Indiana - 0.20%
GCS School Building Corp.
5.000%, 01/15/2040	2,100,000	2,621,560
Indiana Finance Authority
4.807%, 07/15/2035	3,000,000	3,803,580
Indianapolis Local Public Improvement Bond Bank
2.473%, 01/01/2040	4,500,000	4,648,156
5.854%, 01/15/2030	1,810,000	2,177,425
		13,250,721
Kansas - 0.29%
Kansas Development Finance Authority
2.774%, 05/01/2051	14,750,000	15,108,795
State of Kansas Department of Transportation
4.596%, 09/01/2035	3,480,000	4,354,399
		19,463,194
Kentucky - 0.59%
County of Warren, KY
3.921%, 12/01/2031	825,000	944,515
4.397%, 12/01/2038	1,540,000	1,925,875
Kentucky Higher Education Student Loan Corp.
3.860%, 06/01/2025	2,000,000	2,148,938
Kentucky State Property & Building Commission
2.023%, 09/01/2029	6,310,000	6,310,994
2.123%, 09/01/2030	2,755,000	2,766,169
2.223%, 09/01/2031	3,350,000	3,377,528
Kentucky Turnpike Authority
1.668%, 07/01/2028	4,250,000	4,231,957
1.768%, 07/01/2029	12,765,000	12,723,629
1.968%, 07/01/2031	5,235,000	5,216,888
		39,646,493
Louisiana - 0.83%
City of New Orleans, LA
2.220%, 09/01/2029	6,400,000	6,468,017
City of New Orleans, LA Sewerage Service Revenue
1.791%, 06/01/2030	1,000,000	983,063
1.891%, 06/01/2031	1,575,000	1,551,171
City of New Orleans, LA Water System Revenue
1.841%, 12/01/2030	2,120,000	2,065,974
1.941%, 12/01/2031	885,000	862,086
East Baton Rouge Sewerage Commission
2.437%, 02/01/2039	2,500,000	2,510,194
Parish of East Baton Rouge Capital Improvements District
5.000%, 08/01/2048	10,000,000	12,351,165
State of Louisiana
1.742%, 06/15/2032	2,500,000	2,469,656
1.792%, 06/15/2033	1,900,000	1,870,281
State of Louisiana Gasoline & Fuels Tax Revenue
2.230%, 05/01/2036	7,000,000	6,936,452
2.530%, 05/01/2041	8,995,000	8,941,342
2.830%, 05/01/2043	8,000,000	8,176,068
		55,185,469
Maine - 0.23%
Maine Health & Higher Educational Facilities Authority
3.118%, 07/01/2043	14,250,000	15,033,541
Maryland - 0.29%
Maryland Stadium Authority
2.805%, 05/01/2040	7,000,000	7,219,803
5.000%, 05/01/2050	7,000,000	10,470,109
State of Maryland Department of Transportation
1.686%, 08/01/2030	2,055,000	2,002,122
		19,692,034
Massachusetts - 0.26%
City of Worcester, MA
6.250%, 01/01/2028	2,910,000	3,342,369
Commonwealth of Massachusetts Transportation Fund Revenue
5.631%, 06/01/2030	1,050,000	1,288,617
Massachusetts Bay Transportation Authority Sales Tax Revenue
2.235%, 07/01/2031	8,795,000	9,155,616
Massachusetts Educational Financing Authority
3.455%, 07/01/2028	2,000,000	2,170,022
3.831%, 07/01/2024	450,000	479,257
Massachusetts State College Building Authority
5.932%, 05/01/2040	550,000	769,920
		17,205,801
Michigan - 1.79%
Brandon School District
2.469%, 05/01/2030	2,430,000	2,539,435
City of Detroit, MI
4.000%, 04/01/2044	8,700,000	8,222,985
Detroit City School District
7.747%, 05/01/2039	9,530,000	14,478,671
Great Lakes Water Authority Sewage Disposal System Revenue
2.365%, 07/01/2032	3,500,000	3,614,421
2.615%, 07/01/2036	1,000,000	1,042,140
3.056%, 07/01/2039	5,915,000	6,330,037
Michigan Finance Authority
2.610%, 11/01/2025	2,180,000	2,277,613
2.710%, 11/01/2026	7,145,000	7,529,200
3.084%, 12/01/2034	5,030,000	5,429,886
3.267%, 06/01/2039	19,000,000	20,505,317
3.610%, 11/01/2032	3,000,000	3,349,870
Plymouth-Canton Community School District
1.536%, 05/01/2029	2,500,000	2,463,616
1.736%, 05/01/2030	4,340,000	4,282,367
State of Michigan Trunk Line Revenue
5.000%, 11/15/2045	29,230,000	37,660,803
		119,726,361
Minnesota - 0.29%
Western Minnesota Municipal Power Agency
3.156%, 01/01/2039	17,500,000	19,332,239
Mississippi - 0.33%
Mississippi Development Bank
5.460%, 10/01/2036	5,505,000	7,272,980
State of Mississippi
1.821%, 10/01/2028	5,000,000	5,068,319
5.000%, 10/15/2037	7,925,000	9,791,547
		22,132,846
Missouri - 0.48%
Kansas City Industrial Development Authority
5.000%, 03/01/2049	15,585,000	18,880,127
Kansas City Land Clearance Redevelopment Authority
6.400%, 10/15/2040 (a)	7,985,000	8,381,602
St. Louis School District
6.450%, 04/01/2028	3,800,000	4,764,121
		32,025,850
Nebraska - 0.04%
District Energy Corp.
2.390%, 07/01/2036	2,830,000	2,951,635
Nevada - 0.49%
City of North Las Vegas, NV
6.572%, 06/01/2040	11,710,000	16,354,818
Clark County School District
5.510%, 06/15/2024	4,295,000	4,602,051
County of Clark, NV Department of Aviation
5.000%, 07/01/2041	1,500,000	1,888,590
County of Washoe, NV
5.000%, 02/01/2042	8,000,000	9,875,862
		32,721,321
New Hampshire - 0.08%
New Hampshire Business Finance Authority
3.278%, 10/01/2037	4,955,000	5,033,804
New Jersey - 1.05%
Mercer County Improvement Authority
8.270%, 12/01/2034	14,880,000	21,718,670
New Jersey Economic Development Authority
0.000%, 02/15/2025 (d)	19,335,000	18,360,135
7.425%, 02/15/2029	10,000,000	12,727,215
New Jersey Institute of Technology
3.323%, 07/01/2024	1,540,000	1,609,917
3.415%, 07/01/2042	3,500,000	3,822,099
New Jersey Turnpike Authority
1.863%, 01/01/2031	10,000,000	9,809,245
Rutgers The State University of New Jersey
3.270%, 05/01/2043	2,000,000	2,167,824
		70,215,105
New York - 1.29%
City of New York, NY
5.000%, 08/01/2043	5,000,000	6,222,881
Dutchess County Local Development Corp.
4.550%, 07/01/2022	1,055,000	1,076,929
New York City Industrial Development Agency
2.436%, 01/01/2036	5,850,000	5,691,539
New York State Dormitory Authority
1.748%, 03/15/2028	19,755,000	19,661,679
2.152%, 03/15/2031	20,000,000	20,110,664
2.746%, 07/01/2030	6,430,000	6,790,839
5.096%, 08/01/2034	3,125,000	3,716,065
New York State Thruway Authority
2.900%, 01/01/2035	10,345,000	11,076,965
New York State Urban Development Corp.
1.750%, 03/15/2028	10,000,000	10,025,005
Western Nassau County Water Authority
2.958%, 04/01/2041	1,500,000	1,597,611
		85,970,177
North Dakota - 0.11%
County of Burleigh, ND
2.750%, 02/01/2022	7,000,000	7,002,603
Ohio - 1.39%
American Municipal Power, Inc.
7.499%, 02/15/2050	3,270,000	5,503,517
7.834%, 02/15/2041	3,705,000	6,192,962
County of Hamilton, OH
3.756%, 06/01/2042	8,000,000	8,986,544
Franklin County Convention Facilities Authority
2.022%, 12/01/2030	5,485,000	5,506,564
2.472%, 12/01/2034	22,100,000	22,655,302
JobsOhio Beverage System
2.833%, 01/01/2038	7,225,000	7,666,514
4.532%, 01/01/2035	19,580,000	24,239,535
Ohio Higher Educational Facility Commission
4.500%, 12/01/2026	4,025,000	4,255,815
South-Western City School District
0.000%, 12/01/2028 (d)	2,735,000	2,382,619
State of Ohio
5.000%, 04/01/2040	4,000,000	5,122,383
Sycamore Community City School District
5.850%, 12/01/2028	605,000	758,589
		93,270,344
Oklahoma - 0.67%
Oklahoma City Economic Development Trust
1.471%, 03/01/2028	1,700,000	1,684,647
1.691%, 03/01/2029	1,600,000	1,598,251
1.791%, 03/01/2030	1,455,000	1,451,275
1.891%, 03/01/2031	1,545,000	1,545,670
Oklahoma Development Finance Authority
5.450%, 08/15/2028	4,120,000	4,659,397
Oklahoma Municipal Power Authority
2.251%, 01/01/2032	2,500,000	2,540,420
2.351%, 01/01/2033	3,000,000	3,055,768
2.431%, 01/01/2034	3,870,000	3,938,785
2.501%, 01/01/2035	3,475,000	3,533,116
2.551%, 01/01/2036	2,390,000	2,413,467
2.803%, 01/01/2041	15,000,000	15,225,247
Oklahoma Turnpike Authority
1.722%, 01/01/2030	3,260,000	3,228,607
		44,874,650
Oregon - 0.06%
Hospital Facilities Authority of Multnomah County Oregon
1.250%, 06/01/2026	2,610,000	2,611,092
Oregon Health & Science University
2.850%, 07/01/2030	1,000,000	1,065,895
		3,676,987
Pennsylvania - 1.11%
Berks County Industrial Development Authority
3.950%, 05/15/2024	720,000	737,742
4.450%, 05/15/2027	800,000	843,061
City of Philadelphia, PA
1.492%, 07/15/2028	3,725,000	3,667,412
1.618%, 07/15/2029	2,505,000	2,466,393
1.738%, 07/15/2030	2,250,000	2,198,190
Commonwealth Financing Authority
2.758%, 06/01/2030	4,500,000	4,715,441
2.758%, 06/01/2030	1,040,000	1,089,791
3.657%, 06/01/2038	5,820,000	6,740,969
3.807%, 06/01/2041	6,110,000	7,173,780
4.014%, 06/01/2033	3,775,000	4,331,268
Montgomery County Industrial Development Authority
3.150%, 11/15/2028	10,000,000	10,044,692
Pennsylvania Economic Development Financing Authority
2.502%, 06/15/2032	6,000,000	6,084,972
Pennsylvania State University
2.790%, 09/01/2043	21,505,000	22,465,672
Union County Hospital Authority
3.800%, 08/01/2023	570,000	587,852
4.400%, 08/01/2028	1,060,000	1,169,997
		74,317,232
Puerto Rico - 0.48%
Children's Trust Fund
5.375%, 05/15/2033	1,870,000	1,882,992
Commonwealth of Puerto Rico
3.650%, 07/01/2016 (g)	2,400,000	2,187,000
4.000%, 07/01/2021 (g)	6,395,000	5,907,381
4.400%, 07/01/2020 (g)	3,240,000	2,968,650
8.000%, 07/01/2035 (g)	1,500,000	1,316,250
GDB Debt Recovery Authority of Puerto Rico
7.500%, 08/20/2040	10,314,895	9,721,789
Puerto Rico Highway & Transportation Authority
0.000%, 07/01/2026 (d)(e)	7,000,000	5,283,320
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
0.000%, 07/01/2027 (d)	3,237,000	2,962,301
		32,229,683
Rhode Island - 0.12%
Providence Public Building Authority
5.000%, 09/15/2036	6,365,000	7,910,407
South Carolina - 0.19%
Charleston Educational Excellence Finance Corp.
1.919%, 12/01/2030	5,000,000	4,989,689
Commission of Public Works, City of Greer
5.500%, 09/01/2032	2,000,000	2,699,108
South Carolina Jobs-Economic Development Authority
2.729%, 07/01/2030	5,015,000	5,176,535
		12,865,332
Tennessee - 0.34%
Memphis-Shelby County Airport Authority
5.000%, 07/01/2045	7,000,000	8,851,227
Tennessee State School Bond Authority
4.848%, 09/15/2027	12,000,000	14,034,950
		22,886,177
Texas - 5.37%
Austin Achieve Public Schools, Inc.
5.750%, 06/15/2026	1,710,000	1,712,137
Board of Regents of the University of Texas System
4.794%, 08/15/2046	1,515,000	2,076,966
5.134%, 08/15/2042	2,500,000	3,473,115
City of Austin, TX Electric Utility Revenue
5.000%, 11/15/2049	13,250,000	16,740,575
City of Dallas, TX
0.000%, 02/15/2031 (d)	10,000,000	7,952,136
0.000%, 02/15/2032 (d)	15,000,000	11,543,193
City of Dallas, TX Waterworks & Sewer System Revenue
5.000%, 10/01/2045	23,135,000	29,810,687
City of El Paso, TX
6.018%, 08/15/2035	3,000,000	4,093,074
City of Houston, TX
5.508%, 03/01/2036	4,900,000	6,625,932
5.538%, 03/01/2037	4,100,000	5,667,831
6.290%, 03/01/2032	920,000	1,169,158
City of Houston, TX Airport System Revenue
2.085%, 07/01/2028	10,000,000	10,172,020
2.385%, 07/01/2031	15,000,000	15,372,214
6.880%, 01/01/2028	2,130,000	2,426,266
City of Irving, TX
7.375%, 08/15/2044	3,500,000	3,705,147
City of San Antonio, TX Electric & Gas Systems Revenue
5.000%, 02/01/2045	2,150,000	2,715,042
5.000%, 02/01/2049	6,650,000	8,340,931
5.718%, 02/01/2041	5,645,000	8,004,205
5.985%, 02/01/2039	13,020,000	18,811,423
Colony Economic Development Corp.
7.250%, 10/01/2042	5,000,000	5,384,552
Dallas Area Rapid Transit
4.000%, 12/01/2028	7,000,000	8,102,424
Dallas Fort Worth International Airport
2.454%, 11/01/2029	4,500,000	4,640,080
2.994%, 11/01/2038	15,100,000	15,891,089
Lower Colorado River Authority
5.000%, 05/15/2045	7,160,000	8,853,155
5.000%, 05/15/2050	10,310,000	12,665,887
5.000%, 05/15/2046	8,875,000	11,071,665
Metropolitan Transit Authority of Harris County Sales & Use Tax Revenue
2.599%, 11/01/2037	17,015,000	17,467,545
New Hope Cultural Education Facilities Corp.
4.000%, 08/01/2020 (e)(g)	220,000	83,600
North Texas Tollway Authority
1.727%, 01/01/2028	3,250,000	3,244,593
8.410%, 02/01/2030	5,090,000	6,751,789
Port of Beaumont Industrial Development Authority
4.100%, 01/01/2028 (a)	6,000,000	5,874,781
Stafford Municipal School District
3.084%, 08/15/2041	1,000,000	1,099,747
Tarrant Regional Water District
1.550%, 09/01/2030	6,720,000	6,653,533
Texas Public Finance Authority
8.250%, 07/01/2024	23,340,000	23,553,750
Texas Transportation Commission
1.963%, 10/01/2036	5,150,000	4,986,328
2.013%, 10/01/2037	6,295,000	6,058,552
2.063%, 10/01/2038	6,445,000	6,172,737
Texas Water Development Board
5.000%, 04/15/2049	30,000,000	37,300,884
United Independent School District, TX
5.000%, 08/15/2030	3,850,000	4,876,703
5.000%, 08/15/2031	5,395,000	6,970,715
White Settlement Independent School District
0.000%, 08/15/2030 (d)	1,420,000	1,206,453
		359,322,614
Utah - 0.56%
County of Salt Lake, UT Convention Hotel Revenue
5.750%, 10/01/2047 (a)	5,000,000	5,383,653
Salt Lake City Corp. Airport Revenue
5.000%, 07/01/2046	20,000,000	25,293,850
Wildflower Improvement Association
6.625%, 03/01/2031 (a)(e)	6,682,236	6,689,072
		37,366,575
Virginia - 0.50%
City of Norfolk, VA
1.420%, 10/01/2029	1,325,000	1,302,358
County of Botetourt, VA
6.000%, 07/01/2044	4,485,000	4,945,861
Hampton Roads Transportation Accountability Commission
5.000%, 07/01/2045	17,770,000	22,565,114
Virginia Commonwealth Transportation Board
5.350%, 05/15/2035	3,755,000	4,650,451
		33,463,784
Washington - 1.41%
NJB Properties
5.510%, 12/01/2036	7,990,000	10,205,084
Pierce County School District No. 10 Tacoma
2.357%, 12/01/2039	11,560,000	11,563,259
Port of Seattle, WA
5.000%, 08/01/2046	22,365,000	28,376,508
Spokane Public Facilities District
1.826%, 12/01/2029	2,000,000	2,004,072
1.996%, 12/01/2030	1,950,000	1,971,215
State of Washington
5.000%, 02/01/2042	25,000,000	31,872,795
Washington State Housing Finance Commission
3.000%, 01/01/2025 (a)	8,260,000	8,260,000
		94,252,933
West Virginia - 0.07%
Tobacco Settlement Finance Authority
2.701%, 06/01/2030	4,770,000	4,839,757
Wisconsin - 0.18%
Milwaukee Redevelopment Authority
0.000%, 04/01/2039 (d)	1,000,000	584,425
Public Finance Authority
4.153%, 05/15/2031	3,635,000	4,241,226
5.000%, 05/15/2032 (a)	1,275,000	1,388,968
9.000%, 06/01/2029 (a)(e)	5,750,000	5,761,216
		11,975,835
TOTAL MUNICIPAL BONDS (Cost $2,139,476,847)		2,192,557,907

GOVERNMENT SECURITIES & AGENCY ISSUES - 0.07%
United States International Development Finance Corp.
1.320%, 03/15/2035	5,000,000	4,847,267
TOTAL GOVERNMENT SECURITIES & AGENCY ISSUES (Cost $5,000,000)		4,847,267

US GOVERNMENT NOTES/BONDS - 3.45%
United States Treasury Notes/Bonds
1.250%, 04/30/2028	100,000,000	99,621,094
2.875%, 05/15/2028	50,000,000	54,851,563
1.250%, 05/31/2028	25,000,000	24,894,531
1.125%, 08/31/2028	26,250,000	25,867,529
1.875%, 02/15/2041	25,000,000	25,096,680
TOTAL US GOVERNMENT NOTES/BONDS (Cost $229,964,722)		230,331,397

SHORT-TERM INVESTMENTS - 2.39%
First American Government Obligations Fund - Class X, 0.026% (k)	159,700,047	159,700,047
TOTAL SHORT-TERM INVESTMENTS (Cost $159,700,047)		159,700,047

Total Investments (Cost $6,694,970,448) - 100.11%		6,695,647,241
Liabilities in Excess of Other Assets - (0.11)%		(7,246,372)
TOTAL NET ASSETS - 100.00%		$6,688,400,869

Percentages are stated as a percent of net assets.

(a)	Securities issued pursuant to Rule 144A under the Securities Act of 1933.
(b)	Variable rate security; the rate shown represents the rate at November 30, 2021.
(c)	Foreign issued security.
(d)	Represents a principal-only security that entitles holders to receive only principal payments on underlying mortgages.
(e)	Represents an illiquid security. The total market value of these securities were $36,645,974, representing 0.55% of net assets as of November 30, 2021.
(f)	Variable rate security; the rate shown represents the rate at November 30, 2021. The coupon is based on an underlying pool of loans.
(g)	Default or other conditions exist at November 30, 2021.
(h)	Step-up bond; the rate shown represents the rate at November 30, 2021.
(i)	Inverse floating rate security whose interest rate moves in opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier slope.
(j)	Represents an interest-only security that entitles holders to receive only interest payments on underlying mortgages.
(k)	Seven day yield at November 30, 2021.

Abbreviations:

NV	Naamloze Vennootschap is a Dutch term for publicly traded companies.

Summary of Fair Value Exposure at November 30, 2021

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2021, in valuing the Fund’s investments carried at fair value:

Performance Trust Strategic Bond Fund
	Level 1	Level 2	Level 3	Total
Fixed Income:
Asset Backed Securities	$-	$12,221,294	$-	$12,221,294
Collateralized Loan Obligations	-	593,831,404	-	593,831,404
Corporate Bonds	-	1,205,865,971	-	1,205,865,971
Non-Agency Residential Mortgage Backed Securities	-	726,913,307	-	726,913,307
Non-Agency Commercial Mortgage Backed Securities	-	1,106,330,479	-	1,106,330,479
Agency Commercial Mortgage Backed Securities	-	463,048,168	-	463,048,168
Municipal Bonds	-	2,192,557,907	-	2,192,557,907
Government Securites & Agency Issues	-	4,847,267	-	4,847,267
US Government Notes/Bonds	-	230,331,397	-	230,331,397
Total Fixed Income	-	6,535,947,194	-	6,535,947,194

Short-Term Investments	159,700,047	-	-	159,700,047
Total Investments In Securities	159,700,047	$6,535,947,194	$-	$6,695,647,241

For the period ended November 30, 2021, the Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value.
Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Disclosures about Derivative Instruments and Hedging Activities

The Fund did not invest in derivative securities or engage in hedging activities during the period ended November 30, 2021.